UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2014

Date of reporting period:	4/30/2014

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.

SEMIANNUAL REPORT • APRIL 30, 2014

Fund Type

Global Bond

Objective

Total return, made up of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial Companies. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 16, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Global Total Return Fund, Inc. informative and useful. The report covers performance for the six-month period that ended April 30, 2014.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Global Total Return Fund, Inc.

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Global Total Return Fund, Inc.	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/14
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	3.75%	1.28%	62.75%	83.40%	—
Class B	3.37	0.39	56.86	70.15	—
Class C	3.37	0.53	58.13	73.54	—
Class Q	4.97	2.55	N/A	N/A	12.63% (2/3/12)
Class Z	3.86	1.53	64.78	88.08	—
Barclays Global Aggregate Bond Index	2.10	1.62	28.52	63.00	—
Lipper Global Income Funds Average	2.57	–0.13	40.05	63.48	—
Lipper Custom Global Income Funds Average*	2.72	–0.40	41.30	65.09	—

Average Annual Total Returns (With Sales Charges) as of 3/31/14
		One Year	Five Years	Ten Years	Since Inception
Class A		–1.82%	9.64%	5.12%	—
Class B		–2.74	9.71	4.84	—
Class C		1.06	10.00	5.03	—
Class Q		3.21	N/A	N/A	4.45% (2/3/12)
Class Z		3.20	10.92	5.87	—
Barclays Global Aggregate Bond Index		1.87	5.10	4.50	—
Lipper Global Income Funds Average		0.77	7.18	4.58	—
Lipper Custom Global Income Funds Average*		0.34	7.30	4.63	—

*The Lipper Custom Global Income Funds Average consists only of un-hedged funds within Lipper’s Global Income Funds Universe and not the entire Global Income Funds Universe, although Lipper classifies the Fund in the Global Income Funds Performance Universe. The Lipper Custom Global Income Funds Average is utilized because the Manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B	Class C	Class Q	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None	None

Benchmark Definitions

Barclays Global Aggregate Bond Index

The Barclays Global Aggregate Bond Index is an unmanaged index of global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, and agency and corporate securities. Barclays Global Aggregate Bond Index Closest Month-End to Inception cumulative total return as of 4/30/14 is 3.49% for Class Q. Barclays Global Aggregate Bond Index Closest Month-End to Inception average annual total return as of 3/31/14 is 1.07% for Class Q.

Lipper Global Income Funds Average

The Lipper Global Income Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Global Income Funds category for the periods noted. Funds in the Lipper Average invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/14 is 6.84% for Class Q. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/14 is 2.72% for Class Q.

Lipper Custom Global Income Funds Average

The Lipper Custom Global Income Funds Average consists only of un-hedged funds within Lipper’s Global Income Funds Universe and not the entire Global Income Funds Universe, although Lipper classifies the Fund in the Global Income Funds Performance Universe. Lipper Custom Global Income Funds Average Closest Month-End to Inception cumulative total return as of 4/30/14 is 5.90% for Class Q. Lipper Custom Global Income Funds Average Closest Month-End to Inception average annual total return as of 3/31/14 is 2.21% for Class Q.

Prudential Global Total Return Fund, Inc.	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Long-Term Holdings expressed as a percentage of net assets as of 4/30/14
Italy Buoni Poliennali del Tesoro, Bonds, 4.750%, 05/01/17	3.3%
U.S. Treasury Notes, 1.625%, 04/30/19	2.6
Spain Government Bond, Bonds, 5.850%, 01/31/22	2.5
Russian Foreign Bond—Eurobond, Sr. Unsec’d. Notes, RegS, 7.500%, 03/31/30	1.9
Catamaran CLO Ltd., Series 2014-1A, Class A2, 144A, 2.005%, 04/20/26	1.9

Holdings reflect only long-term investments and are subject to change.

Distributions and Yields as of 4/30/14
	Total Distributions Paid for Six Months	30-Day SEC Yield	30-Day Unsubsidized SEC Yield
Class A	$0.14	1.11%	1.06%
Class B	0.12	0.42	0.42
Class C	0.12	0.43	0.43
Class Q	0.16	1.53	1.53
Class Z	0.15	1.40	1.40

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2013, at the beginning of the period, and held through the six-month period ended April 30, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider

Prudential Global Total Return Fund, Inc.	5

Fees and Expenses (continued)

the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Global Total Return Fund, Inc.		Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,037.50	1.30%	$6.57
	Hypothetical	$1,000.00	$1,018.35	1.30%	$6.51

Class B	Actual	$1,000.00	$1,033.70	2.05%	$10.34
	Hypothetical	$1,000.00	$1,014.63	2.05%	$10.24

Class C	Actual	$1,000.00	$1,033.70	2.05%	$10.34
	Hypothetical	$1,000.00	$1,014.63	2.05%	$10.24

Class Q	Actual	$1,000.00	$1,049.70	1.07%	$5.44
	Hypothetical	$1,000.00	$1,019.49	1.07%	$5.36

Class Z	Actual	$1,000.00	$1,038.60	1.04%	$5.26
	Hypothetical	$1,000.00	$1,019.64	1.04%	$5.21

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2014, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annual expense ratios for the period ended April 30, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.35%	1.30%
B	2.05	2.05
C	2.05	2.05
Q	1.07	1.07
Z	1.04	1.04

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Global Total Return Fund, Inc.	7

Portfolio of Investments

as of April 30, 2014 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
LONG-TERM INVESTMENTS 100.5%

FOREIGN BONDS 65.7%

Australia 0.2%
FMG Resources (August 2006) Pty Ltd., Gtd. Notes, 144A	6.000%	04/01/17		600	$631,500

Belgium 1.7%
Kingdom of Belgium,
Notes, 144A	8.875	12/01/24		500	682,563
Notes, MTN	5.000	04/24/18	GBP	2,000	3,725,603

					4,408,166

Brazil 3.0%
Brazil Notas do Tesouro Nacionalie B, Series NTNB, Notes	6.000	08/15/50	BRL	424	427,739
Brazilian Government International Bond,
Sr. Unsec’d. Notes	4.875	01/22/21		500	540,000
Unsec’d. Notes	11.000	06/26/17	EUR	2,371	4,207,014
Cia Energetica de Sao Paulo, Sr. Unsec’d. Notes, MTN, 144A	9.750	01/15/15	BRL	2,850	1,937,886
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes, 144A (original cost $175,275; purchased 12/08/11)(a)(b)	7.250	06/01/21		190	204,963
Minerva Luxembourg SA, Gtd. Notes, 144A	12.250	02/10/22		200	227,000
Schahin II Finance Co. SPV Ltd., Sr. Sec’d. Notes, 144A	5.875	09/25/22		232	218,237

					7,762,839

Bulgaria 0.1%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, RegS	4.250	07/09/17	EUR	100	150,735

Canada 0.4%
Agrium, Inc., Sr. Unsec’d. Notes	6.125	01/15/41		25	29,115
Barrick North America Finance LLC, Gtd. Notes	5.750	05/01/43		120	121,517
Canadian Government Bond, Unsec’d. Notes(c)	2.750	06/01/22	CAD	200	190,382
Canadian Pacific Railway Co., Sr. Unsec’d. Notes	6.500	05/15/18		77	89,402
TransAlta Corp., Sr. Unsec’d. Notes	6.650	05/15/18		200	227,739
Xstrata Finance Canada Ltd., Gtd. Notes, 144A	2.850	11/10/14		250	252,063

					910,218

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	9

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

China 2.1%
China Government Bond,
Sr. Unsec’d. Notes	1.800%	12/01/15	CNH	1,000	$158,866
Sr. Unsec’d. Notes	2.380	07/19/14	CNH	15,060	2,406,386
Sr. Unsec’d. Notes	3.300	10/27/14	CNH	2,970	477,163
Sr. Unsec’d. Notes, RegS	1.850	06/29/15	CNH	12,000	1,908,093
China Government International Bond, Sr. Unsec’d. Notes	4.250	10/28/14	EUR	280	394,801

					5,345,309

Colombia 0.9%
Colombia Government International Bond,
Sr. Unsec’d. Notes	4.000	02/26/24		1,000	1,008,500
Sr. Unsec’d. Notes	11.750	02/25/20		715	1,034,069
Pacific Rubiales Energy Corp., Gtd. Notes, 144A	5.375	01/26/19		200	205,500

					2,248,069

Costa Rica 0.2%
Costa Rica Government International Bond, Sr. Unsec’d. Notes, 144A	4.375	04/30/25		500	442,500

Croatia 0.6%
Croatia Government International Bond, Sr. Unsec’d. Notes	6.500	01/05/15	EUR	1,050	1,505,296

Cyprus 2.0%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, MTN, RegS	3.750	11/01/15	EUR	1,300	1,779,204
Sr. Unsec’d. Notes, MTN, RegS	4.625	02/03/20	EUR	2,400	3,242,397

					5,021,601

Czech Republic 0.5%
Czech Republic International,
Sr. Unsec’d. Notes, MTN	3.625	04/14/21	EUR	284	445,819
Sr. Unsec’d. Notes, RegS	2.875	11/23/16	CHF	600	724,963

					1,170,782

Finland 0.3%
Finland Government International Bond, Sr. Unsec’d. Notes, MTN	2.250	01/18/17	SEK	5,000	793,415

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

France 1.6%
French Treasury Notes BTAN, Bonds(c)(d)	2.500%	07/25/16	EUR	2,900	$4,222,059

Germany 1.1%
Bundesobligation, Bonds	1.000	10/12/18	EUR	490	695,171
RWE AG, Jr. Sub. Notes, RegS	4.625(e)	09/28/49	EUR	200	286,071
Techem Energy Metering Service GmbH & Co. KG, Gtd. Notes, MTN, 144A	7.875	10/01/20	EUR	275	428,657
Techem GmbH, Sr. Sec’d. Notes, MTN, 144A	6.125	10/01/19	EUR	500	755,383
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec’d. Notes, 144A	5.500	09/15/22	EUR	450	668,008

					2,833,290

Greece 2.5%
Hellenic Republic Government Bond,
Bonds, Series PSI, RegS	2.000(f)	02/24/23	EUR	850	946,637
Sr. Unsec’d. Notes, Series 9RG	5.800	07/14/15	JPY	150,000	1,452,536
Unsec’d. Notes, RegS	4.750	04/17/19	EUR	500	688,869
Hellenic Republic Government International Bond, Sr. Unsec’d. Notes, Series 12RG(a)	5.250	02/01/16	JPY	340,000	3,259,158

					6,347,200

Hong Kong 0.1%
Hong Kong SAR Government Bond, Sr. Unsec’d. Notes, RegS	5.125	08/01/14		200	202,048

Hungary 3.0%
Hungary Government International Bond,
Sr. Unsec’d. Notes	4.000	03/25/19		332	335,320
Sr. Unsec’d. Notes, MTN	4.000	05/20/16	CHF	600	704,579
Sr. Unsec’d. Notes, RegS	4.375	07/04/17	EUR	1,000	1,458,088
Sr. Unsec’d. Notes, RegS	5.500	05/06/14	GBP	325	548,782
Sr. Unsec’d. Notes, RegS	5.750	06/11/18	EUR	500	767,148
Sr. Unsec’d. Notes, RegS	6.000	01/11/19	EUR	2,500	3,913,360

					7,727,277

Iceland 0.4%
Iceland Government International Bond, Unsec’d. Notes, RegS	4.875	06/16/16		1,000	1,050,000

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	11

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

India 0.6%
Bharti Airtel International Netherlands BV, Gtd. Notes, 144A	5.125%	03/11/23		200	$195,600
State Bank of India, Sr. Unsec’d. Notes, MTN, RegS	4.500	11/30/15	EUR	700	1,007,920
Vedanta Resources PLC, Sr. Unsec’d. Notes, 144A	6.000	01/31/19		350	348,688

					1,552,208

Indonesia 1.3%
Pertamina Persero PT, Sr. Unsec’d. Notes, 144A	4.300	05/20/23		500	454,375
Perusahaan Penerbit SBSN Indonesia,
Sr. Unsec’d. Notes, RegS	4.000	11/21/18		2,200	2,255,000
Unsec’d. Notes, 144A	6.125	03/15/19		375	412,500
PT Adaro Indonesia, Gtd. Notes, RegS	7.625	10/22/19		130	136,825

					3,258,700

Ireland 2.0%
CRH America, Inc., Gtd. Notes	8.125	07/15/18		110	135,174
Ireland Government Bond,
Bonds	4.400	06/18/19	EUR	2,230	3,558,781
Unsec’d. Notes, RegS	3.400	03/18/24	EUR	1,000	1,454,981

					5,148,936

Israel 0.6%
Israel Government International Bond, Sr. Unsec’d. Notes, MTN	3.750	10/12/15	EUR	1,000	1,445,338

Italy 7.4%
Italy Buoni Poliennali del Tesoro,
Bonds	4.750	05/01/17	EUR	5,520	8,455,142
Bonds	5.500	11/01/22	EUR	700	1,164,964
Bonds	6.500	11/01/27	EUR	2,295	4,201,684
Italy Government International Bond,
Sr. Unsec’d. Notes, MTN, RegS	2.500	03/02/15	CHF	100	115,044
Sr. Unsec’d. Notes, MTN, RegS	5.750	07/25/16	EUR	201	306,733
Sr. Unsec’d. Notes, MTN, RegS	6.000	08/04/28	GBP	100	187,567
Sr. Unsec’d. Notes, RegS	3.450	03/24/17	JPY	125,000	1,278,930
Sr. Unsec’d. Notes, RegS	3.700	11/14/16	JPY	93,000	962,997
Sr. Unsec’d. Notes, RegS	4.500	06/08/15	JPY	144,000	1,461,919

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Italy (cont’d.)
Sr. Unsec’d. Notes, RegS	5.500%	12/15/14	JPY	62,000	$623,632

					18,758,612

Japan 0.4%
MUFG Capital Finance 1 Ltd., Bank Gtd. Notes	6.346(e)	07/29/49		120	131,160
Nomura Holdings, Inc., Sr. Unsec’d. Notes, MTN	2.000	09/13/16		800	810,552

					941,712

Latvia 0.4%
Republic of Latvia, Sr. Unsec’d. Notes, RegS	5.250	02/22/17		1,000	1,085,000

Lithuania 0.6%
Lithuania Government International Bond, Sr. Unsec’d. Notes	3.750	02/10/16	EUR	1,000	1,456,021

Malaysia 0.3%
1Malaysia Sukuk Global Bhd, Sr. Unsec’d. Notes, RegS	3.928	06/04/15		825	848,925

Mexico 4.5%
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.750	04/22/23	EUR	2,075	2,893,139
Sr. Unsec’d. Notes, MTN	4.250	07/14/17	EUR	2,984	4,545,963
Sr. Unsec’d. Notes, MTN	5.625	01/15/17		526	585,175
Sr. Unsec’d. Notes, MTN	6.750	02/06/24	GBP	840	1,724,590
Sr. Unsec’d. Notes, MTN	11.000	05/08/17	ITL	250,000	229,282
Petroleos Mexicanos,
Gtd. Notes	3.500	01/30/23		370	350,575
Gtd. Notes	4.875	01/24/22		300	314,925
Gtd. Notes, MTN	8.250	06/02/22	GBP	206	439,724
United Mexican States, Sr. Unsec’d. Notes, MTN	5.625	03/19/2114	GBP	200	332,218

					11,415,591

Netherlands 0.2%
UPCB Finance III Ltd., Sr. Sec’d. Notes, 144A	6.625	07/01/20		475	507,062

Panama 1.3%
Panama Government International Bond,
Sr. Unsec’d. Notes	5.200	01/30/20		800	887,000
Sr. Unsec’d. Notes	6.700	01/26/36		1,700	2,042,125

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	13

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Panama (cont’d.)
Sr. Unsec’d. Notes	10.750%	05/15/20		275	$367,125

					3,296,250

Peru 1.1%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	7.350	07/21/25		500	655,000
Sr. Unsec’d. Notes, RegS	9.910	05/05/15	PEN	5,800	2,194,104

					2,849,104

Philippines 2.3%
Philippine Government International Bond,
Sr. Unsec’d. Notes	3.900	11/26/22	PHP	60,000	1,288,695
Sr. Unsec’d. Notes	6.250	03/15/16	EUR	2,881	4,342,284
Power Sector Assets & Liabilities Management Corp., Gtd. Notes, RegS	7.250	05/27/19		250	300,625

					5,931,604

Poland 2.4%
Poland Government International Bond,
Sr. Unsec’d. Notes, MTN	3.625	02/01/16	EUR	500	730,438
Sr. Unsec’d. Notes, MTN, RegS	2.625	05/12/15	CHF	3,000	3,484,377
Sr. Unsec’d. Notes, RegS	2.340	11/13/14	JPY	200,000	1,977,063

					6,191,878

Portugal 2.2%
Portugal Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	3.500	03/25/15		300	305,625
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, RegS	3.850	04/15/21	EUR	300	436,712
Sr. Unsec’d. Notes, RegS	4.750	06/14/19	EUR	2,410	3,691,898
Sr. Unsec’d. Notes, RegS	6.400	02/15/16	EUR	750	1,135,717

					5,569,952

Romania 1.4%
Romanian Government International Bond,
Sr. Unsec’d. Notes, RegS	5.000	03/18/15	EUR	1,307	1,873,645
Sr. Unsec’d. Notes, RegS	6.500	06/18/18	EUR	1,000	1,608,629

					3,482,274

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Russia 2.7%
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, 144A	6.510%	03/07/22		500	$495,000
Lukoil International Finance BV, Gtd. Notes, 144A	7.250	11/05/19		130	138,288
Raspadskaya OJSC via Raspadskaya Securities Ltd., Sr. Unsec’d. Notes, 144A	7.750	04/27/17		250	225,000
Rosneft Finance SA, Gtd. Notes, 144A	6.625	03/20/17		175	181,344
Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes, RegS	7.500	03/31/30		4,453	4,964,537
Sibur Securities Ltd., Gtd. Notes, 144A	3.914	01/31/18		300	263,250
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Sr. Unsec’d. Notes, 144A	7.748	02/02/21		295	295,737
VTB Bank OJSC Via VTB Capital SA, Sr. Unsec’d. Notes, 144A	6.875	05/29/18		315	315,000

					6,878,156

Serbia 0.3%
Republic of Serbia, Bonds, 144A	4.875	02/25/20		750	743,437

Singapore 0.2%
Berau Capital Resources, Sr. Sec’d. Notes, RegS	12.500	07/08/15		400	415,000

Slovak Republic 0.4%
Slovakia Government International Bond, Sr. Unsec’d. Notes, RegS	4.375	05/21/22		1,000	1,054,470

Slovenia 2.2%
Slovenia Government Bond, Sr. Unsec’d. Notes, RegS	4.375	02/06/19	EUR	300	453,413
Slovenia Government International Bond,
Bonds, 144A	4.125	02/18/19		300	309,000
Bonds, 144A	5.850	05/10/23		1,500	1,631,250
Sr. Unsec’d. Notes, 144A	4.750	05/10/18		1,500	1,588,125
Sr. Unsec’d Notes, RegS	4.750	05/10/18		1,500	1,588,125

					5,569,913

South Africa 1.3%
Sasol Financing International PLC, Gtd. Notes	4.500	11/14/22		400	393,000

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	15

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

South Africa (cont’d.)
South Africa Government International Bond, Unsec’d. Notes, MTN	4.500%	04/05/16	EUR	2,047	$3,006,744

					3,399,744

South Korea 0.5%
Republic of Korea, Sr. Unsec’d. Notes	3.625	11/02/15	EUR	880	1,266,367

Spain 6.1%
Autonomous Community of Madrid Spain, Sr. Unsec’d. Notes	4.110	06/23/16	EUR	100	146,865
Sr. Unsec’d. Notes	5.500	02/14/17	EUR	176	271,591
Sr. Unsec’d. Notes	6.213	06/21/16	EUR	68	104,000
Nara Cable Funding Ltd., Sr. Sec’d. Notes, RegS	8.875	12/01/18	EUR	400	599,445
Spain Government Bond,
Bonds	2.750	04/30/19	EUR	500	728,621
Bonds	4.800	01/31/24	EUR	1,500	2,399,276
Bonds	5.850	01/31/22	EUR	3,705	6,323,789
Spain Government International Bond,
Sr. Unsec’d. Notes, MTN, 144A	4.000	03/06/18		3,660	3,909,905
Sr. Unsec’d. Notes, RegS	4.000	03/06/18		1,000	1,068,280

					15,551,772

Turkey 0.9%
Export Credit Bank of Turkey, Sr. Unsec’d. Notes, 144A	5.375	11/04/16		200	210,000
Turkey Government International Bond,
Sr. Unsec’d. Notes	5.500	02/16/17	EUR	1,148	1,739,520
Sr. Unsec’d. Notes	5.875	04/02/19	EUR	247	385,509

					2,335,029

United Kingdom 1.3%
HSBC Holdings PLC,
Sr. Unsec’d. Notes	4.875	01/14/22		150	166,597
Sr. Unsec’d. Notes	5.100	04/05/21		85	95,634
Sub. Notes	6.500	09/15/37		125	150,647
Lloyds Bank PLC,
Bank Gtd. Notes, MTN, 144A	5.800	01/13/20		245	283,247
Gtd. Notes	4.200	03/28/17		575	622,195
Gtd. Notes	6.375	01/21/21		500	601,937

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

United Kingdom (cont’d.)
Royal Bank of Scotland Group PLC,
Bank Gtd. Notes	6.125%	01/11/21		325	$381,396
Sr. Unsec’d. Notes, MTN	6.400	10/21/19		150	173,624
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes, 144A	6.000	04/15/21	GBP	500	886,405

					3,361,682

Uruguay 0.1%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	6.875	01/19/16	EUR	103	155,329
Sr. Unsec’d. Notes	7.000	06/28/19	EUR	119	200,158

					355,487

TOTAL FOREIGN BONDS (cost $156,333,368)					167,442,528

ASSET-BACKED SECURITIES 12.7%

Collateralized Debt Obligations 0.4%
GEMC Ltd., Series 2005-8A, Class A3, 144A	1.148(e)	06/23/17		1,000	960,379

Collateralized Loan Obligations 4.0%
Anchorage Capital CLO 3 Ltd., Series 2014-3A, Class A2A, 144A	2.516(e)	04/28/26		250	248,808
Ares Enhanced Loan Investment Strategy II Ltd., Series 2005-2A, Class A2, 144A	0.488(e)	01/26/20		62	61,850
Avoca CLO II BV, Series II-A, Class A1, 144A	0.729(e)	01/15/20	EUR	240	332,514
Battalion CLO Ltd., Series 2014-5A, Class A2A, 144A	2.370(e)	04/17/26		500	493,950
Catamaran CLO Ltd., Series 2014-1A, Class A2, 144A	2.005(e)	04/20/26		5,000	4,785,200
Four Corners CLO III Ltd., Series 2006-3A, Class A, 144A	0.478(e)	07/22/20		340	337,470
KVK CLO Ltd.,
Series 2014-1A, Class A1, 144A	1.823(e)	05/15/26		250	250,382
Series 2014-1A, Class B, 144A	2.483(e)	05/15/26		250	248,767
LightPoint Pan-European CLO PLC, Series 2006-1A, Class A, 144A	0.595(e)	01/31/22	EUR	124	169,835
Limerock CLO II Ltd., Series 2014-2A, Class B1, 144A	2.335(e)	04/18/26		500	497,748

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	17

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Mountain Capital CLO IV Ltd., Series 2005-4A, Class A1L, 144A	0.483(e) %	03/15/18		44	$43,885
North Westerly CLO BV, Series II-A, Class A, 144A	0.785(e)	09/14/19	EUR	65	89,457
Palmer Square CLO Ltd., Series 2014-1A, Class A2, 144A	2.065(e)	10/17/22		1,350	1,336,500
Regatta III Funding Ltd., Series 2014-1A, Class A2, 144A	2.353(e)	04/15/26		250	248,814
Rosedale CLO Ltd., Series I-A, Class B, 144A	0.699(e)	07/24/21		500	487,998
Shackleton CLO Ltd., Series 2013-3A, Class B2, 144A	3.440	04/15/25		250	246,463
Slater Mill Loan Fund LP, Series 2012-1A, Class B, 144A	2.886(e)	08/17/22		250	246,946
Trimaran CLO VI Ltd., Series 2006-2A, Class A1L, 144A	0.475(e)	11/01/18		139	138,003

					10,264,590

Residential Mortgage-Backed Securities 8.3%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-FM1, Class M1	1.052(e)	09/25/33		275	255,674
Series 2005-HE2, Class M4	1.112(e)	04/25/35		1,000	902,343
Aegis Asset-Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2004-2, Class A5	1.052(e)	06/25/34		449	444,328
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-3, Class M3	3.002(e)	08/25/32		688	644,065
Series 2004-R8, Class M1	1.112(e)	09/25/34		400	396,083
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W6, Class M1	0.702(e)	05/25/34		214	208,291
Series 2005-W2, Class A2C	0.512(e)	10/25/35		1,452	1,315,149
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	1.202(e)	01/15/34		1,218	1,170,464
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE2, Class M1	1.054(e)	03/25/34		340	317,485
Series 2004-HE3, Class M2	1.879(e)	04/25/34		247	221,654
Chase Funding Loan Acquisition Trust, Series 2004-AQ1, Class A2	0.552(e)	05/25/34		209	203,019

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Citicorp Residential Mortgage Trust,
Series 2006-2, Class A4	5.775%	09/25/36		545	$573,135
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class A2	0.872(e)	10/25/34		71	70,883
Countrywide Asset-Backed Certificates, Series 2002-5, Class MV1	1.652(e)	03/25/33		194	189,730
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	0.977(e)	08/25/34		982	894,740
Fremont Home Loan Trust,
Series 2004-1, Class M1	0.827(e)	02/25/34		421	380,514
Series 2004-B, Class M1	1.022(e)	05/25/34		910	836,968
Granite Master Issuer PLC,
Series 2007-1, Class 5A1, RegS	0.706(e)	12/20/54	GBP	1,445	2,417,155
Series 2007-1, Class 6A1, RegS	0.676(e)	12/20/54	GBP	277	464,281
GSAMP Trust,
Series 2004-FM1, Class M1	1.127(e)	11/25/33		201	194,815
Series 2005-HE5, Class M1	0.782(e)	11/25/35		1,000	939,932
Home Equity Asset Trust,
Series 2004-3, Class M1	1.007(e)	08/25/34		616	576,077
Series 2005-9, Class 2A4	0.492(e)	04/25/36		971	907,806
HSBC Home Equity Loan Trust U.S.A., Series 2007-2, Class A4	0.452(e)	07/20/36		400	391,149
Long Beach Mortgage Loan Trust, Series 2004-3, Class M1	1.007(e)	07/25/34		539	517,992
Mastr Asset-Backed Securities Trust, Series 2004-OPT2, Class A1	0.852(e)	09/25/34		375	346,637
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	1.352(e)	08/25/35		224	212,429
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M1	1.202(e)	09/25/33		298	280,317
Series 2004-NC1, Class M1	1.202(e)	12/25/33		353	339,940
Series 2004-OP1, Class M1	1.022(e)	11/25/34		437	387,806
Series 2004-WMC1, Class M1	1.082(e)	06/25/34		577	536,858
Series 2004-WMC2, Class M1	1.067(e)	07/25/34		221	210,625
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class A3	1.132(e)	02/25/33		383	362,524
New Century Home Equity Loan Trust,
Series 2003-4, Class M1	1.277(e)	10/25/33		365	353,026
Series 2005-C, Class A2C	0.402(e)	12/25/35		720	686,545

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	19

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-6, Class A2	0.812(e) %	11/25/33		324	$301,022
Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	4.895	09/25/34		152	145,289
Structured Asset Investment Loan Trust,
Series 2004-2, Class A4	0.857(e)	03/25/34		106	97,289
Series 2004-8, Class A8	1.152(e)	09/25/34		376	368,465
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-NC2, Class M3	0.582(e)	05/25/35		530	497,268
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-5, Class 1A1	5.500	05/25/37		480	504,284

					21,064,056

TOTAL ASSET-BACKED SECURITIES (cost $30,010,500)					32,289,025

BANK LOANS(e) 1.3%

Consumer 0.1%
OGF SA (France)	4.230	10/30/20	EUR	250	349,655

Financials 0.2%
Scandlines GmbH (Germany)	4.750	12/03/20	EUR	375	524,085

Gaming 0.1%
CCM Merger, Inc.	5.000	03/01/17		123	122,702

Healthcare & Pharmaceutical 0.3%
Alere, Inc.	3.150	06/30/16		97	97,342
Alere, Inc.	4.250	06/30/17		136	135,571
DaVita, Inc.	4.000	11/01/19		220	220,486
Grifols SA	3.150	02/26/21		175	173,906
RPI Finance Trust	3.250	11/09/18		148	148,339

					775,644

Retailers 0.3%
Alliance Boots Holdings Ltd. (United Kingdom)	3.970	07/09/17	GBP	400	675,356

Technology 0.3%
Avago Technologies Finance Pte Ltd. (Singapore)	3.750	05/31/21		300	300,657

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(e) (Continued)

Technology (cont’d.)
First Data Corp.	4.150%	09/24/18	300	$299,625
TransUnion LLC/TransUnion Financing Corp.	4.000	04/09/21	250	248,672

				848,954

TOTAL BANK LOANS (cost $3,188,371)				3,296,396

COMMERCIAL MORTGAGE-BACKED SECURITIES 2.1%
FHLMC Multifamily Structured Pass-Through Certificates,
Series K007, Class X1, IO	1.365(e)	04/25/20	18,654	998,908
Series K025, Class X1, IO	1.027(e)	10/25/22	20,611	1,241,160
GS Mortgage Securities Corp. II, Series 2014-GC20, Class XB, IO	0.337(e)	04/10/47	30,000	1,064,745
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.934(e)	06/15/49	1,809	2,009,658

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $5,348,436)				5,314,471

CORPORATE BONDS 12.5%

Aerospace & Defense 0.2%
B/E Aerospace, Inc., Sr. Unsec’d. Notes	5.250	04/01/22	350	362,250
Textron, Inc., Sr. Unsec’d. Notes	7.250	10/01/19	200	242,889

				605,139

Airlines 0.3%
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750	01/12/21	86	92,719
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates,
Series 2007-1 Class A	6.821	08/10/22	195	229,827
Series 2010-2, Class A	4.950	05/23/19	19	21,051
Series 2011-1, Class A	5.300	04/15/19	191	210,876
UAL Pass-Through Trust, Pass-Through Certificates, Series 2007-071A, Class A	6.636	07/02/22	104	113,827

				668,300

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	21

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking 4.4%
Bank of America Corp.,
Jr. Sub. Notes, Series K	8.000%(e)	12/29/49	235	$266,138
Jr. Sub. Notes, Series M	8.125(e)	12/29/49	700	794,850
Sr. Unsec’d. Notes, MTN	5.000	01/21/44	30	315,533
Sr. Unsec’d. Notes, MTN	5.875	02/07/42	410	479,931
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	7.250	02/01/18	200	237,870
Citigroup, Inc.,
Sr. Unsec’d. Notes	4.500	01/14/22	425	454,378
Sr. Unsec’d. Notes	8.125	07/15/39	110	161,409
Sr. Unsec’d. Notes	8.500	05/22/19	605	770,812
Sub. Notes	5.500	02/15/17	300	331,108
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes	5.700(e)	12/31/49	1,645	1,679,956
Sr. Unsec’d. Notes(c)	5.250	07/27/21	1,200	1,332,394
Sr. Unsec’d. Notes	6.250	02/01/41	205	244,920
Sub. Notes	6.750	10/01/37	185	212,796
JPMorgan Chase & Co.,
Jr. Sub. Notes	7.900(e)	12/29/49	450	508,500
Sr. Unsec’d. Notes	4.250	10/15/20	30	32,254
Sr. Unsec’d. Notes(c)	4.350	08/15/21	830	893,302
Sr. Unsec’d. Notes	5.600	07/15/41	500	572,790
Sr. Unsec’d. Notes	6.000	01/15/18	150	171,949
Morgan Stanley,
Jr. Sub. Notes	5.450(e)	12/31/49	1,415	1,427,381
Sr. Unsec’d. Notes	6.375	07/24/42	325	399,532

				11,287,803

Brokerage 0.2%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.875	04/15/21	500	580,910
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(g)	6.875	05/02/18	100	18,625

				599,535

Building Materials & Construction 0.3%
Owens Corning, Gtd. Notes	4.200	12/15/22	270	269,261
Toll Brothers Finance Corp., Gtd. Notes	5.150	05/15/15	420	436,800

				706,061

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Cable 0.4%
CSC Holdings LLC,
Sr. Unsec’d. Notes	6.750%	11/15/21	325	$361,969
Sr. Unsec’d. Notes	8.625	02/15/19	185	220,612
Time Warner Cable, Inc., Gtd. Notes	8.750	02/14/19	300	384,183

				966,764

Capital Goods 0.7%
Actuant Corp., Gtd. Notes	5.625	06/15/22	400	422,000
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $221,242; purchased 10/26/11)(a)(b)	7.000	10/15/37	190	245,857
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $124,879; purchased 05/08/12)(a)(b)	3.125	05/11/15	125	127,849
United Rentals North America, Inc., Gtd. Notes	7.625	04/15/22	750	843,750
Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21	225	240,512

				1,879,968

Chemicals 0.3%
Ashland, Inc.,
Gtd. Notes	4.750	08/15/22	300	296,250
Sr. Unsec’d. Notes	3.875	04/15/18	175	179,813
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400	05/15/39	152	245,018

				721,081

Consumer 0.2%
QVC, Inc., Sr. Sec’d. Notes, 144A	7.500	10/01/19	350	370,818

Electric 0.1%
AES Corp. (The), Sr. Unsec’d. Notes	9.750	04/15/16	250	288,750
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950	05/15/18	50	59,532

				348,282

Energy - Other 0.1%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450	09/15/36	35	43,247
Nabors Industries, Inc., Gtd. Notes	4.625	09/15/21	170	178,393

				221,640

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	23

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Foods 0.3%
ARAMARK Corp., Gtd. Notes	5.750%	03/15/20	475	$498,156
Stater Bros. Holdings, Inc., Gtd. Notes	7.750	04/15/15	350	351,575

				849,731

Gaming 0.1%
Pinnacle Entertainment, Inc., Gtd. Notes	7.500	04/15/21	205	222,938

Healthcare & Pharmaceutical 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes	5.150	11/15/41	280	295,593
Sr. Unsec’d. Notes	5.375	05/15/43	45	49,066

				344,659

Insurance 0.6%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500	11/15/20	30	33,510
Chubb Corp. (The), Jr. Sub. Notes	6.375(e)	03/29/67	140	155,400
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125	04/15/22	175	196,536
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500	03/15/35	90	106,695
Lincoln National Corp.,
Jr. Sub. Notes	6.050(e)	04/20/67	30	30,150
Sr. Unsec’d. Notes	6.300	10/09/37	80	98,311
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063	03/30/40	50	60,998
Progressive Corp. (The), Jr. Sub. Notes	6.700(e)	06/15/37	100	110,800
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850	12/16/39	210	278,322
Unum Group, Sr. Unsec’d. Notes	7.125	09/30/16	245	278,910
Willis Group Holdings PLC, Gtd. Notes	4.125	03/15/16	100	104,991

				1,454,623

Media & Entertainment 0.9%
21st Century Fox America, Inc.,
Gtd. Notes	6.150	03/01/37	415	491,460
Gtd. Notes	6.900	08/15/39	60	76,550
Historic TW, Inc., Gtd. Notes	6.625	05/15/29	225	277,991
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250	02/01/30	500	547,500

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	8.600%	08/15/16	450	$515,250
SSI Investments II Ltd./SSI Co-Issuer LLC, Gtd. Notes	11.125	06/01/18	200	212,000
Viacom, Inc., Sr. Unsec’d. Notes (original cost $230,742; purchased 12/13/12)(a)(b)	4.500	02/27/42	233	219,228

				2,339,979

Metals 0.2%
Peabody Energy Corp., Gtd. Notes	6.000	11/15/18	400	425,000

Non-Captive Finance 0.5%
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A	6.500	09/01/14	200	204,000
Sr. Unsec’d. Notes	5.750	05/15/16	75	80,719
Sr. Unsec’d. Notes	6.250	05/15/19	125	137,969
SLM Corp.,
Sr. Unsec’d. Notes, MTN	5.050	11/14/14	510	518,925
Sr. Unsec’d. Notes, MTN	6.000	01/25/17	75	81,656
Sr. Unsec’d. Notes, MTN	8.450	06/15/18	225	265,218

				1,288,487

Packaging 0.1%
Greif, Inc., Sr. Unsec’d. Notes	7.750	08/01/19	140	159,600

Paper 0.4%
International Paper Co.,
Sr. Unsec’d. Notes	6.000	11/15/41	130	152,366
Sr. Unsec’d. Notes	7.300	11/15/39	75	100,644
MeadWestvaco Corp., Sr. Unsec’d. Notes	7.375	09/01/19	450	541,715
Rock-Tenn Co., Gtd. Notes	4.450	03/01/19	175	188,257

				982,982

Pipelines & Other 0.3%
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	7.300	08/15/33	170	210,950
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.875	02/01/21	600	643,500

				854,450

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	25

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Railroads 0.1%
Norfolk Southern Corp., Sr. Unsec’d. Notes	6.000%	03/15/2105		300	$352,327

Real Estate Investment Trusts 0.1%
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes, MTN	5.750	10/01/20	EUR	200	296,892

Technology 1.0%
Ceridian Corp., Gtd. Notes (original cost $207,250; purchased 03/14/13)(a)(b)	11.250	11/15/15		200	202,500
CommScope, Inc., Gtd. Notes, 144A	8.250	01/15/19		304	329,080
Jabil Circuit, Inc., Sr. Unsec’d. Notes	4.700	09/15/22		655	650,087
Seagate HDD Cayman,
Gtd. Notes	6.875	05/01/20		300	326,250
Gtd. Notes, 144A	3.750	11/15/18		305	315,675
SunGard Data Systems, Inc., Gtd. Notes	7.625	11/15/20		150	163,875
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	11.375	06/15/18		400	427,720

					2,415,187

Telecommunications 0.5%
MetroPCS Wireless, Inc., Gtd. Notes	7.875	09/01/18		250	264,375
Qwest Corp., Sr. Unsec’d. Notes	6.500	06/01/17		465	525,800
Sprint Communications, Inc., Sr. Unsec’d. Notes	7.000	08/15/20		400	435,000

					1,225,175

Tobacco 0.1%
Altria Group, Inc., Gtd. Notes	9.950	11/10/38		81	132,180
Lorillard Tobacco Co., Gtd. Notes	8.125	06/23/19		80	99,451

					231,631

TOTAL CORPORATE BONDS (cost $29,652,456)					31,819,052

MUNICIPAL BONDS 1.5%

California 0.1%
University of California, Revenue Bonds, BABs	5.770	05/15/43		150	179,601

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)

Connecticut 0.1%
State of Connecticut Special Tax Revenue, Revenue Bonds, BABs	5.459%	11/01/30	275	$300,578

District of Columbia 0.1%
District of Columbia, Income Tax Revenue Bonds, BABs	5.582	12/01/35	175	206,869

Illinois
Chicago Illinois Board of Education, Taxable Series E, BABs	6.138	12/01/39	100	101,888

New York 0.1%
City of New York, NY, GO, BABs	5.968	03/01/36	250	300,850

Puerto Rico 0.9%
Commonwealth of Puerto Rico,
GO	1.984(e)	07/01/20	300	265,947
GO	4.000	07/01/16	130	129,753
GO	5.500	07/01/16	345	352,821
Puerto Rico Electric Power Authority,
Series CCC, Revenue Bonds	4.250	07/01/23	200	127,096
Series DDD, Revenue Bonds	5.000	07/01/20	640	429,741
Puerto Rico Municipal Finance Agency,
Series C, Revenue Bonds	5.000	08/01/15	125	125,595
Series C, Revenue Bonds	5.000	08/01/16	175	176,153
Puerto Rico Sales Tax Financing Corp.,
Revenue Bonds, CABS	5.390(h)	08/01/41	1,000	234,720
Revenue Bonds, CABS	6.700(h)	08/01/43	1,250	181,825
Revenue Bonds, CABS	6.700(h)	08/01/45	3,300	420,750

				2,444,401

Tennessee 0.1%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731	07/01/43	125	153,714

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	27

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)

Texas 0.1%
University of Texas, Perm. University, BABs	5.262%	07/01/39	250	$292,717

TOTAL MUNICIPAL BONDS (cost $3,799,671)				3,980,618

U.S. TREASURY OBLIGATIONS 4.7%
U.S. Treasury Bonds	2.875	05/15/43	335	298,673
U.S. Treasury Notes	0.375	03/31/16	1,955	1,954,772
U.S. Treasury Notes	0.750	03/15/17	1,000	998,125
U.S. Treasury Notes	0.875	04/15/17	1,880	1,881,175
U.S. Treasury Notes	1.625	04/30/19	6,735	6,717,112
U.S. Treasury Notes(c)	2.750	02/15/24	75	75,656

TOTAL U.S. TREASURY OBLIGATIONS (cost $11,883,871)				11,925,513

			Shares
PREFERRED STOCK

Banking
Citigroup Capital XIII, 7.875%, (Capital Security, fixed to floating preferred) (cost $100,000)(e)			4,000	109,040

TOTAL LONG-TERM INVESTMENTS (cost $240,316,673)				256,176,643

SHORT-TERM INVESTMENTS 1.1%

AFFILIATED MONEY MARKET MUTUAL FUND 0.2%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $450,711)(i)			450,711	450,711

			Principal Amount (000)#
U.S. TREASURY OBLIGATION 0.8%
U.S. Treasury Bill (cost $2,019,830)(c)	0.109(j)	05/29/14	2,020	2,019,968

See Notes to Financial Statements.

28

Description	Counterparty	Notional Amount (000)#	Value (Note 1)
OPTIONS PURCHASED* 0.1%

Call Options 0.1%
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14	Citigroup Global Markets	1,960	$63,548
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14	Citigroup Global Markets	3,260	105,698
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/18/14	Citigroup Global Markets	3,260	105,078

			274,324

Put Options
United States Dollar/Chinese Renminbi @ FX Rate 6.085, expiring 01/13/15	Citigroup Global Markets	5,000	4,984
United States Dollar/Chinese Renminbi @ FX Rate 6.090, expiring 02/06/15	Citigroup Global Markets	10,000	11,907
United States Dollar/Chinese Renminbi @ FX Rate 6.160, expiring 02/18/15	Goldman Sachs & Co.	5,000	13,367

			30,258

TOTAL OPTIONS PURCHASED (cost $448,746)			304,582

TOTAL SHORT-TERM INVESTMENTS (cost $2,919,287)			2,775,261

TOTAL INVESTMENTS 101.6% (cost $243,235,960; Note 5)			258,951,904
Liabilities in excess of other assets(k) (1.6)%			(3,988,193)

NET ASSETS 100.0%			$254,963,711

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABS—Asset-Backed Security

BABs—Build America Bonds

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	29

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BIBOR—Bangkok Interbank Offered Rate

Bobl—Bundesobligationen

bps—Basis Points

BUBOR—Budapest Interbank Offered Rate

BZDIOVER—Overnight Brazil Cetip Interbank Deposit

CABS—Capital Appreciation Bonds

CDX—Credit Derivative Index

CIBOR—Copenhagen Interbank Offered Rate

CLICP—Chilean Indice Camara Promedio

CLO—Collateralized Loan Obligation

CMBX—Commercial Mortgage Backed Securities Index

COLIBOR—Columbia Interbank Offered Rate

CP—Commercial Paper

CPI—Consumer Price Index

EIBOR—Emirates Interbank Offered Rate

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corp.

GO—General Obligation

HIBOR—Hong Kong Interbank Offered Rate

IO—Interest Only

JIBAR—Johannesburg Interbank Agreed Rate

LIBOR—London Interbank Offered Rate

MOSPRIME—Moscow Prime Offered Rate

MTN—Medium Term Note

NIBOR—Norwegian Interbank Offered Rate

OIS—Overnight Index Swap

PRIBOR—Prague Interbank Offered Rate

SOR—Swap Offer Rate

STIBOR—Stockholm Interbank Offered Rate

TELBOR—Tel Aviv Interbank Offered Rate

WIBOR—Warsaw Interbank Offered Rate

AED—United Arab Emirates Dirham

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

See Notes to Financial Statements.

30

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

ILS—Israeli New Shekel

INR—Indian Rupee

ITL—Italian Lira

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RON—Romanian Leu

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

ZAR—South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Indicates a security that has been deemed illiquid.
(b)	Indicates a restricted security; the aggregate original cost of the restricted securities is $959,388. The aggregate value, $1,000,397, is approximately 0.4% of net assets.
(c)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2014.
(f)	The rate shown reflects the coupon rate after the step date.
(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(h)	Represents a zero coupon or step bond. Rate shown reflects the effective yield on April 30, 2014.
(i)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(j)	Rate quoted represents yield-to-maturity as of purchase date.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	31

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at April 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2014	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
52	90 Day Euro Dollar	Sep. 2017	$12,604,246	$12,632,750	$28,504
62	90 Day Sterling	Sep. 2015	12,899,440	12,902,491	3,051
15	5 Year Euro-Bobl	Jun. 2014	2,608,846	2,617,300	8,454
13	10 Year U.S. Treasury Notes	Jun. 2014	1,610,688	1,617,484	6,796
60	U.S. Ultra Bond	Jun. 2014	8,608,904	8,836,875	227,971
112	Euro Schatz	Jun. 2014	17,149,546	17,163,596	14,050

					288,826

	Short Positions:
52	90 Day Euro Dollar	Sep. 2015	12,879,004	12,899,900	(20,896)
62	90 Day Sterling	Sep. 2017	12,714,932	12,723,226	(8,294)
5	2 Year U.S. Treasury Notes	Jun. 2014	1,097,728	1,099,375	(1,647)
3	2 Year U.S. Treasury Notes	Sep. 2014	657,559	657,797	(238)
56	5 Year U.S. Treasury Notes	Jun. 2014	6,683,851	6,689,375	(5,524)

					(36,599)

					$252,227

(1)	French Treasury Notes with a market value of $629,640 have been segregated with J.P. Morgan Securities LLC to cover requirements for open contracts at April 30, 2014.

Forward foreign currency exchange contracts outstanding at April 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/15/14	Bank of America	AUD	550	$510,300	$508,392	$(1,908)
Expiring 07/15/14	Bank of America	AUD	5,350	4,998,637	4,943,207	(55,430)
Expiring 07/15/14	Citigroup Global Markets	AUD	1,031	957,733	952,350	(5,383)
Expiring 07/15/14	Goldman Sachs & Co.	AUD	1,177	1,096,400	1,087,826	(8,574)
Expiring 07/15/14	JPMorgan Chase	AUD	45	41,597	41,410	(187)
Expiring 07/15/14	UBS AG	AUD	951	886,993	878,707	(8,286)
Brazilian Real,
Expiring 05/09/14	Goldman Sachs & Co.	BRL	1,338	590,988	598,108	7,120
Expiring 07/01/14	Citigroup Global Markets	BRL	1,452	640,300	639,185	(1,115)

See Notes to Financial Statements.

32

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 07/28/14	Citigroup Global Markets	GBP	2,700	$4,532,502	$4,555,925	$23,423
Expiring 07/28/14	Credit Suisse First Boston Corp.	GBP	1,376	2,311,775	2,320,886	9,111
Expiring 07/28/14	Credit Suisse First Boston Corp.	GBP	2,700	4,532,025	4,555,925	23,900
Expiring 07/28/14	Deutsche Bank AG	GBP	214	360,321	361,515	1,194
Canadian Dollar,
Expiring 07/15/14	JPMorgan Chase	CAD	1,413	1,278,400	1,286,398	7,998
Expiring 07/15/14	Toronto Dominion	CAD	9,976	9,011,619	9,085,060	73,441
Chilean Peso,
Expiring 05/30/14	Citigroup Global Markets	CLP	693,660	1,261,200	1,224,909	(36,291)
Expiring 05/30/14	Citigroup Global Markets	CLP	696,669	1,259,800	1,230,224	(29,576)
Expiring 05/30/14	Citigroup Global Markets	CLP	697,790	1,249,400	1,232,202	(17,198)
Expiring 05/30/14	Citigroup Global Markets	CLP	701,538	1,249,400	1,238,821	(10,579)
Expiring 08/27/14	Citigroup Global Markets	CLP	1,469,054	2,577,785	2,570,681	(7,104)
Chinese Renminbi,
Expiring 07/14/14	Deutsche Bank AG	CNH	35	5,575	5,524	(51)
Expiring 07/14/14	Hong Kong & Shanghai Bank	CNH	6,212	998,207	989,053	(9,154)
Expiring 07/14/14	JPMorgan Chase	CNH	54,873	8,816,643	8,736,911	(79,732)
Expiring 07/14/14	UBS AG	CNH	8,903	1,430,400	1,417,464	(12,936)
Colombian Peso,
Expiring 07/01/14	BNP Paribas	COP	2,486,304	1,281,600	1,276,026	(5,574)
Expiring 07/08/14	Citigroup Global Markets	COP	1,483,968	755,200	761,059	5,859
Expiring 07/08/14	Citigroup Global Markets	COP	3,996,753	2,052,986	2,049,751	(3,235)
Euro,
Expiring 07/28/14	Bank of America	EUR	55	76,900	76,970	70
Expiring 07/28/14	Citigroup Global Markets	EUR	148	204,000	204,821	821
Expiring 07/28/14	Citigroup Global Markets	EUR	494	683,882	685,045	1,163
Expiring 07/28/14	Citigroup Global Markets	EUR	1,152	1,591,826	1,597,657	5,831
Expiring 07/28/14	Citigroup Global Markets	EUR	3,409	4,711,493	4,728,461	16,968
Expiring 07/28/14	Citigroup Global Markets	EUR	3,409	4,711,494	4,728,462	16,968
Expiring 07/28/14	Goldman Sachs & Co.	EUR	1,716	2,371,200	2,380,378	9,178
Expiring 07/28/14	Goldman Sachs & Co.	EUR	2,776	3,850,800	3,851,157	357
Hungarian Forint,
Expiring 07/24/14	Citigroup Global Markets	HUF	921,176	4,127,317	4,147,432	20,115
Indian Rupee,
Expiring 05/12/14	Citigroup Global Markets	INR	56,054	908,500	926,897	18,397
Expiring 05/12/14	UBS AG	INR	32,029	505,700	529,613	23,913
Expiring 05/12/14	UBS AG	INR	45,957	723,000	759,938	36,938
Expiring 05/12/14	UBS AG	INR	50,218	824,600	830,390	5,790

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	33

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Indian Rupee, (cont’d.)
Expiring 05/12/14	UBS AG	INR	60,946	$980,000	$1,007,786	$27,786
Expiring 05/12/14	UBS AG	INR	61,053	964,500	1,009,549	45,049
Expiring 11/03/14	UBS AG	INR	80,075	1,281,400	1,276,215	(5,185)
Israeli New Shekel,
Expiring 07/10/14	JPMorgan Chase	ILS	426	122,574	123,159	585
Japanese Yen,
Expiring 07/28/14	Bank of America	JPY	1,605,088	15,674,859	15,708,576	33,717
Expiring 07/28/14	Credit Suisse First Boston Corp.	JPY	620,996	6,072,003	6,077,523	5,520
Malaysian Ringgit,
Expiring 07/01/14	UBS AG	MYR	4,123	1,259,800	1,256,566	(3,234)
Expiring 07/10/14	BNP Paribas	MYR	2,110	640,311	642,627	2,316
Expiring 07/10/14	JPMorgan Chase	MYR	2,110	639,070	642,627	3,557
Expiring 07/10/14	UBS AG	MYR	2,470	755,200	752,204	(2,996)
Expiring 07/10/14	UBS AG	MYR	3,351	1,034,200	1,020,646	(13,554)
Mexican Peso,
Expiring 07/22/14	JPMorgan Chase	MXN	75,378	5,711,520	5,722,090	10,570
New Taiwanese Dollar,
Expiring 05/27/14	UBS AG	TWD	19,295	640,700	639,387	(1,313)
Expiring 05/27/14	UBS AG	TWD	113,830	3,772,337	3,772,106	(231)
Expiring 05/27/14	UBS AG	TWD	114,347	3,785,700	3,789,232	3,532
New Zealand Dollar,
Expiring 07/15/14	Citigroup Global Markets	NZD	2,233	1,912,300	1,913,052	752
Expiring 07/15/14	Credit Suisse First Boston Corp.	NZD	1,501	1,283,600	1,285,342	1,742
Expiring 07/15/14	JPMorgan Chase	NZD	3,885	3,344,799	3,327,375	(17,424)
Expiring 10/23/14	Goldman Sachs & Co.	NZD	969	780,800	821,838	41,038
Norwegian Krone,
Expiring 07/24/14	Deutsche Bank AG	NOK	30,361	5,058,079	5,089,669	31,590
Peruvian Nuevo Sol,
Expiring 07/11/14	JPMorgan Chase	PEN	2,071	737,004	730,493	(6,511)
Philippine Peso,
Expiring 06/09/14	UBS AG	PHP	56,401	1,259,800	1,264,286	4,486
Expiring 06/09/14	UBS AG	PHP	56,611	1,275,600	1,268,990	(6,610)
Expiring 09/17/14	Citigroup Global Markets	PHP	32,187	733,200	719,560	(13,640)
Expiring 09/17/14	UBS AG	PHP	32,513	723,400	726,842	3,442
Expiring 09/17/14	UBS AG	PHP	33,083	727,900	739,581	11,681
Expiring 09/17/14	UBS AG	PHP	36,743	819,600	821,393	1,793
Expiring 09/17/14	UBS AG	PHP	43,635	964,100	975,476	11,376

See Notes to Financial Statements.

34

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Polish Zloty,
Expiring 07/24/14	JPMorgan Chase	PLN	9,446	$3,095,903	$3,102,558	$6,655
Romanian Leu,
Expiring 07/24/14	JPMorgan Chase	RON	16,040	4,930,515	4,989,259	58,744
Russian Ruble,
Expiring 06/30/14	Citigroup Global Markets	RUB	104,698	2,917,200	2,889,869	(27,331)
Expiring 07/17/14	BNP Paribas	RUB	93,632	2,565,256	2,573,039	7,783
Expiring 07/17/14	Goldman Sachs & Co.	RUB	36	981	985	4
Singapore Dollar,
Expiring 07/17/14	Deutsche Bank AG	SGD	6,806	5,432,092	5,429,128	(2,964)
South African Rand,
Expiring 07/25/14	JPMorgan Chase	ZAR	38,867	3,611,481	3,642,037	30,556
South Korean Won,
Expiring 07/10/14	BNP Paribas	KRW	3,931,239	3,696,441	3,790,112	93,671
Expiring 07/10/14	UBS AG	KRW	608,364	589,500	586,524	(2,976)
Expiring 07/10/14	UBS AG	KRW	808,873	752,300	779,835	27,535
Swedish Krona,
Expiring 07/24/14	Citigroup Global Markets	SEK	5,374	815,900	825,275	9,375
Expiring 07/24/14	Deutsche Bank AG	SEK	25,216	3,824,600	3,872,533	47,933
Expiring 07/24/14	Goldman Sachs & Co.	SEK	6,732	1,022,700	1,033,905	11,205
Expiring 07/24/14	UBS AG	SEK	8,381	1,281,600	1,287,074	5,474
Swiss Franc,
Expiring 07/24/14	Credit Suisse First Boston Corp.	CHF	902	1,024,400	1,024,999	599
Expiring 07/24/14	Credit Suisse First Boston Corp.	CHF	8,850	10,013,699	10,062,850	49,151
Expiring 07/24/14	Goldman Sachs & Co.	CHF	901	1,022,700	1,024,962	2,262
Thai Baht,
Expiring 06/18/14	Bank of America	THB	19,108	586,144	589,190	3,046
Expiring 06/18/14	Bank of America	THB	40,715	1,262,104	1,255,432	(6,672)
Expiring 06/18/14	Citigroup Global Markets	THB	40,552	1,254,900	1,250,398	(4,502)
Expiring 11/18/14	Credit Suisse First Boston Corp.	THB	38,721	1,180,400	1,186,320	5,920
Turkish Lira,
Expiring 07/25/14	Deutsche Bank AG	TRY	2,794	1,278,400	1,293,524	15,124
Expiring 07/25/14	Goldman Sachs & Co.	TRY	1,397	640,300	646,695	6,395
Expiring 07/25/14	JPMorgan Chase	TRY	1,072	490,603	496,448	5,845

				$196,222,973	$196,751,881	$528,908

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	35

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/15/14	Goldman Sachs & Co.	AUD	5,273	$4,870,000	$4,871,988	$(1,988)
Expiring 07/15/14	JPMorgan Chase	AUD	1,390	1,283,600	1,284,711	(1,111)
Expiring 07/15/14	JPMorgan Chase	AUD	1,388	1,278,400	1,282,161	(3,761)
Brazilian Real,
Expiring 07/01/14	Citigroup Global Markets	BRL	2,045	912,600	900,125	12,475
Expiring 07/01/14	Citigroup Global Markets	BRL	1,864	815,900	820,297	(4,397)
British Pound,
Expiring 07/28/14	Citigroup Global Markets	GBP	1,737	2,911,042	2,930,534	(19,492)
Canadian Dollar,
Expiring 07/15/14	Goldman Sachs & Co.	CAD	1,410	1,274,900	1,283,665	(8,765)
Expiring 07/15/14	JPMorgan Chase	CAD	1,212	1,096,400	1,103,435	(7,035)
Chilean Peso,
Expiring 05/30/14	Bank of America	CLP	1,254,256	2,216,000	2,214,846	1,154
Expiring 05/30/14	BNP Paribas	CLP	672,786	1,208,200	1,188,049	20,151
Expiring 08/27/14	Citigroup Global Markets	CLP	1,056,391	1,852,668	1,848,567	4,101
Expiring 08/27/14	Citigroup Global Markets	CLP	412,663	727,800	722,114	5,686
Chinese Renminbi,
Expiring 06/26/14	Deutsche Bank AG	CNH	7,828	1,257,400	1,247,355	10,045
Expiring 06/26/14	UBS AG	CNH	7,798	1,253,000	1,242,514	10,486
Expiring 07/14/14	Bank of America	CNH	8,049	1,283,326	1,281,569	1,757
Expiring 07/14/14	Bank of America	CNH	4,020	640,700	640,094	606
Expiring 07/14/14	Citigroup Global Markets	CNH	14,577	2,342,630	2,320,885	21,745
Expiring 07/14/14	Citigroup Global Markets	CNH	8,040	1,280,600	1,280,081	519
Expiring 01/15/15	Citigroup Global Markets	CNH	15,213	2,500,000	2,410,476	89,524
Expiring 02/10/15	Citigroup Global Markets	CNH	30,453	5,000,000	4,822,373	177,627
Expiring 02/27/15	Goldman Sachs & Co.	CNH	15,400	2,500,000	2,437,730	62,270
Colombian Peso,
Expiring 07/01/14	Bank of America	COP	3,079,050	1,579,000	1,580,236	(1,236)
Czech Koruna,
Expiring 07/24/14	JPMorgan Chase	CZK	45,266	2,277,141	2,288,518	(11,377)
Danish Krone,
Expiring 07/24/14	Hong Kong & Shanghai Bank	DKK	54,219	10,061,249	10,081,841	(20,592)
Euro,
Expiring 07/28/14	Bank of America	EUR	1,792	2,476,238	2,485,958	(9,720)
Expiring 07/28/14	Bank of America	EUR	975	1,344,947	1,353,050	(8,103)
Expiring 07/28/14	Citigroup Global Markets	EUR	95	131,354	131,774	(420)
Hungarian Forint,
Expiring 07/24/14	Citigroup Global Markets	HUF	459,238	2,045,500	2,067,639	(22,139)
Expiring 07/24/14	Deutsche Bank AG	HUF	219,183	973,200	986,833	(13,633)

See Notes to Financial Statements.

36

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Indian Rupee,
Expiring 05/12/14	Citigroup Global Markets	INR	76,259	$1,254,736	$1,260,995	$(6,259)
Expiring 05/12/14	UBS AG	INR	229,999	3,777,900	3,803,178	(25,278)
Mexican Peso,
Expiring 07/25/14	Deutsche Bank AG	MXN	8,465	640,300	642,434	(2,134)
New Taiwanese Dollar,
Expiring 05/27/14	BNP Paribas	TWD	56,695	1,862,501	1,878,743	(16,242)
Expiring 05/27/14	Hong Kong & Shanghai Bank	TWD	65,317	2,158,534	2,164,482	(5,948)
Expiring 05/27/14	UBS AG	TWD	76,796	2,501,900	2,544,859	(42,959)
Expiring 05/27/14	UBS AG	TWD	29,370	970,100	973,255	(3,155)
New Zealand Dollar,
Expiring 07/15/14	Citigroup Global Markets	NZD	2,255	1,917,600	1,931,118	(13,518)
Expiring 07/15/14	Goldman Sachs & Co.	NZD	3,678	3,136,200	3,150,377	(14,177)
Expiring 07/15/14	Goldman Sachs & Co.	NZD	1,511	1,281,600	1,294,056	(12,456)
Expiring 07/15/14	JPMorgan Chase	NZD	600	510,300	514,155	(3,855)
Norwegian Krone,
Expiring 07/24/14	Toronto Dominion	NOK	7,629	1,269,015	1,278,963	(9,948)
Philippine Peso,
Expiring 06/09/14	Hong Kong & Shanghai Bank	PHP	92,835	2,085,003	2,080,976	4,027
Expiring 06/09/14	UBS AG	PHP	102,024	2,242,278	2,286,953	(44,675)
Expiring 06/09/14	UBS AG	PHP	41,753	926,200	935,934	(9,734)
Russian Ruble,
Expiring 06/30/14	Citigroup Global Markets	RUB	46,012	1,259,800	1,270,008	(10,208)
Expiring 06/30/14	Citigroup Global Markets	RUB	45,665	1,253,900	1,260,427	(6,527)
Expiring 06/30/14	Citigroup Global Markets	RUB	45,653	1,259,300	1,260,102	(802)
Expiring 07/17/14	Citigroup Global Markets	RUB	46,706	1,278,400	1,283,508	(5,108)
Expiring 07/17/14	Citigroup Global Markets	RUB	23,584	640,300	648,085	(7,785)
Expiring 07/17/14	Citigroup Global Markets	RUB	23,385	636,400	642,633	(6,233)
Expiring 07/17/14	Citigroup Global Markets	RUB	16,000	432,200	439,699	(7,499)
Singapore Dollar,
Expiring 07/17/14	Citigroup Global Markets	SGD	1,608	1,278,400	1,282,989	(4,589)
South African Rand,
Expiring 07/25/14	Deutsche Bank AG	ZAR	6,303	586,400	590,656	(4,256)
Swedish Krona,
Expiring 07/24/14	Bank of America	SEK	26,647	4,043,498	4,092,340	(48,842)
Swiss Franc,
Expiring 07/24/14	Bank of America	CHF	2,253	2,547,041	2,561,086	(14,045)
Expiring 07/24/14	Goldman Sachs & Co.	CHF	3,380	3,824,600	3,842,625	(18,025)

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	37

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Thai Baht,
Expiring 06/18/14	Bank of America	THB	40,902	$1,249,400	$1,261,179	$(11,779)
Expiring 06/18/14	Bank of America	THB	40,682	1,247,100	1,254,401	(7,301)
Expiring 11/18/14	Credit Suisse First Boston Corp.	THB	41,084	1,211,900	1,258,732	(46,832)
Turkish Lira,
Expiring 07/25/14	Bank of America	TRY	12,806	5,879,405	5,928,024	(48,619)

				$114,556,006	$114,726,390	$(170,384)

Cross currency exchange contracts outstanding at April 30, 2014:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
07/15/14	Buy	CAD	1,406	EUR	927	$(5,523)	Bank of America
07/24/14	Buy	HUF	286,997	EUR	927	6,171	Citigroup Global Markets
07/25/14	Buy	ZAR	6,855	EUR	464	(736)	Deutsche Bank AG
07/25/14	Buy	TRY	1,389	EUR	464	(223)	Goldman Sachs & Co.

						$(311)

Credit default swap agreements outstanding at April 30, 2014:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at April 30, 2014	Unrealized Depreciation
Exchange-Traded credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.20.V1	06/20/18	1.000%	5,400	$(57,518)	$(114,046)	$(56,528)
CDX.NA.IG.22.V1	06/20/19	1.000%	3,500	(53,477)	(61,651)	(8,174)

				$(110,995)	$(175,697)	$(64,702)

See Notes to Financial Statements.

38

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
American International Group, Inc.	03/20/18	3.700%	250	$(32,497)	$—	$(32,497)	Deutsche Bank AG
Mead-Westvaco Corp.	09/20/19	1.000%	450	(1,708)	4,774	(6,482)	JPMorgan Chase
R.R. Donnelley & Sons Co.	06/20/14	1.000%	600	(1,422)	1,325	(2,747)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000%	450	(2,768)	19,128	(21,896)	JPMorgan Chase
SLM Corp.	06/20/14	5.000%	510	(6,314)	2,726	(9,040)	JPMorgan Chase
Toll Brothers Finance Corp.	03/20/15	1.000%	420	(3,222)	435	(3,657)	Credit Suisse First Boston Corp.

				$(47,931)	$28,388	$(76,319)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at April 30, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Sell Protection(2):
Hewlett-Packard Co.	12/20/17	1.000%	800	0.478%	$15,976	$(81,584)	$97,560	Credit Suisse First Boston Corp.
Petrobras	03/20/19	1.000%	3,000	2.266%	(169,598)	(236,703)	67,105	Hong Kong & Shanghai Bank

					$(153,622)	$(318,287)	$164,665

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.7.AAA	01/17/47	0.500%	7,000	$(210,769)	$(245,420)	$34,651	Deutsche Bank AG

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on sovereign issues—Buy Protection(1):
Republic of Ireland	06/20/19	1.000%	700	$(12,137)	$(10,214)	$(1,923)	Deutsche Bank AG
Republic of Italy	06/20/19	1.000%	900	5,024	5,731	(707)	Deutsche Bank AG
Republic of Portugal	06/20/19	1.000%	400	12,559	12,655	(96)	Deutsche Bank AG
Republic of Slovenia	06/20/19	1.000%	900	28,992	19,141	9,851	JPMorgan Chase
Socialist Party of Great Britain	06/20/19	1.000%	700	(4,206)	(2,982)	(1,224)	Deutsche Bank AG

				$30,232	$24,331	$5,901

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	39

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at April 30, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(2):
Kingdom of Belgium	09/20/15	1.000%	1,300	0.100%	$17,951	$(41,964)	$59,915	Hong Kong & Shanghai Bank
Kingdom of Belgium	03/20/20	1.000%	3,000	0.530%	83,104	(14,500)	97,604	Hong Kong & Shanghai Bank
People’s Republic of China	06/20/19	1.000%	650	0.887%	4,378	603	3,775	Hong Kong & Shanghai Bank
Republic of Brazil	03/20/18	1.000%	1,500	1.116%	(4,857)	(17,515)	12,658	Deutsche Bank AG
Republic of France	06/20/15	0.250%	5,000	0.063%	12,236	(176,316)	188,552	Barclays Capital Group
Republic of France	06/20/16	0.250%	2,700	0.136%	7,444	(156,882)	164,326	Barclays Capital Group
Republic of France	06/20/17	0.250%	2,500	0.236%	1,832	(194,311)	196,143	Barclays Capital Group
Republic of France	12/20/16	0.250%	4,500	0.195%	7,811	(353,862)	361,673	Citigroup Global Markets
Republic of France	03/20/19	0.250%	1,200	0.436%	(10,268)	(14,962)	4,694	Deutsche Bank AG
Republic of France	03/20/24	0.250%	1,200	0.910%	(67,835)	(71,827)	3,992	Goldman Sachs & Co.
Republic of France	09/20/22	0.250%	3,000	0.814%	(127,586)	(290,349)	162,763	Hong Kong & Shanghai Bank
Republic of France	03/20/20	0.250%	3,000	0.570%	(53,203)	(188,678)	135,475	JPMorgan Chase
Republic of France	03/20/22	0.250%	1,250	0.773%	(46,863)	(167,253)	120,390	Morgan Stanley
Republic of France	12/20/16	1.000%	1,000	0.195%	22,482	(31,892)	54,374	UBS AG
Republic of Indonesia	12/20/18	1.000%	1,200	1.563%	(29,764)	(70,888)	41,124	Goldman Sachs & Co.
Republic of Indonesia	09/20/18	1.000%	2,200	1.468%	(40,691)	(122,244)	81,553	UBS AG
Republic of Ireland	06/20/24	1.000%	700	1.128%	(6,943)	(8,907)	1,964	Deutsche Bank AG
Republic of Ireland	12/20/14	1.000%	2,000	0.097%	14,039	(399,762)	413,801	Hong Kong & Shanghai Bank

See Notes to Financial Statements.

40

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at April 30, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(2) (cont’d.):
Republic of Ireland	06/20/18	1.000%	2,000	0.548%	$39,021	$(81,678)	$120,699	Hong Kong & Shanghai Bank
Republic of Italy	06/20/24	1.000%	900	1.708%	(51,771)	(50,860)	(911)	Deutsche Bank AG
Republic of Italy	12/20/16	1.000%	2,000	0.711%	17,537	(293,423)	310,960	UBS AG
Republic of Portugal	12/20/14	1.000%	1,500	0.339%	8,176	(412,057)	420,233	Barclays Capital Group
Republic of Portugal	06/20/24	1.000%	400	2.336%	(41,965)	(39,789)	(2,176)	Deutsche Bank AG
Republic of Slovenia	06/20/24	1.000%	900	2.142%	(83,524)	(69,737)	(13,787)	Hong Kong & Shanghai Bank
Republic of South Africa	12/20/18	1.000%	1,200	1.726%	(38,450)	(64,857)	26,407	Goldman Sachs & Co.
Socialist Party of Great Britain	06/20/24	1.000%	700	1.430%	(24,607)	(25,398)	791	Deutsche Bank AG

					$(392,316)	$(3,359,308)	$2,966,992

The Fund entered into credit default swap agreements on corporate issues, credit indices and sovereign issues as the protection seller to provide a measure of protection against the current Portfolio of Investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	41

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Interest rate swap agreements outstanding at April 30, 2014:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
CAD	3,000	08/20/23	3.134%	3 Month Canadian Banker’s Acceptance(1)	$167	$(100,898)	$(101,065)
CHF	5,700	02/13/16	0.090%	6 Month CHF LIBOR(2)	177	2,497	2,320
CHF	3,900	02/13/19	0.520%	6 Month CHF LIBOR(1)	185	(35,138)	(35,323)
CHF	980	02/13/24	1.365%	6 Month CHF LIBOR(2)	171	24,127	23,956
EUR	10,700	09/03/15	0.629%	6 Month EURIBOR(1)	233	(45,815)	(46,048)
EUR	18,600	02/14/16	0.445%	6 Month EURIBOR(1)	136	(7,884)	(8,020)
EUR	4,000	03/13/17	0.493%	3 Month EURIBOR(1)	—	(13,967)	(13,967)
EUR	600	05/09/18	0.807%	6 Month EURIBOR(2)	—	2,181	2,181
EUR	5,550	09/03/18	1.352%	6 Month EURIBOR(1)	232	(184,254)	(184,486)
EUR	2,000	10/24/18	—	3 Month EURIBOR(3)	213	938	725
EUR	700	09/03/23	2.171%	6 Month EURIBOR(2)	205	47,020	46,815
EUR	1,600	10/10/23	2.130%	6 Month EURIBOR(2)	221	97,423	97,202
EUR	300	03/04/29	2.302%	6 Month EURIBOR(2)	—	9,529	9,529
EUR	440	07/01/43	2.505%	6 Month EURIBOR(2)	—	17,431	17,431
EUR	500	09/03/43	2.691%	6 Month EURIBOR(2)	209	48,524	48,315
GBP	2,300	03/05/34	3.926%	6 Month GBP LIBOR(1)	279	(21,970)	(22,249)
GBP	920	03/07/34	3.993%	6 Month GBP LIBOR(1)	—	(15,664)	(15,664)
GBP	150	03/12/54	3.290%	6 Month GBP LIBOR(1)	254	(3,071)	(3,325)
HKD	48,000	02/25/16	0.630%	3 Month HIBOR(2)	34	(3,863)	(3,897)
JPY	90,000	02/20/29	1.260%	6 Month YEN LIBOR(2)	10	2,810	2,800
JPY	50,000	04/02/29	1.288%	6 Month YEN LIBOR(2)	5	2,803	2,798
MXN	35,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(2)	24	3,461	3,437
MXN	31,100	05/25/22	6.370%	28 Day Mexican Interbank Rate(2)	28	11,769	11,741

See Notes to Financial Statements.

42

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements (cont’d.):
NOK	7,000	08/26/16	2.320%	6 Month NIBOR(2)	$28	$8,231	$8,203
NZD	2,600	03/13/19	4.550%	3 Month BBR(2)	—	4,395	4,395
NZD	750	03/13/24	5.080%	3 Month BBR(2)	—	9,225	9,225
SEK	13,300	08/26/16	1.930%	3 Month SEK LIBOR(2)	28	42,888	42,860
ZAR	85,000	02/24/16	7.220%	3 Month JIBAR(2)	14	62,591	62,577
	54,300	07/17/15	0.519%	3 Month LIBOR(1)	—	(152,686)	(152,686)
	7,000	02/27/16	0.461%	3 Month LIBOR(1)	167	342	175
	5,800	08/10/17	1.866%	3 Month LIBOR(2)	165	28,522	28,357
	11,100	08/31/18	1.644%	3 Month LIBOR(1)	195	(30,973)	(31,168)
	5,900	08/31/18	1.686%	3 Month LIBOR(1)	174	(26,631)	(26,805)
	8,800	08/31/18	1.758%	3 Month LIBOR(1)	186	(65,831)	(66,017)
	21,000	08/08/19	3.111%	3 Month LIBOR(2)	203	192,044	191,841

					$3,943	$(89,894)	$(93,837)

Foreign Bonds with a combined market value of $1,646,264 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded and cleared swap contracts at April 30, 2014.

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements
AED	35,000	03/09/15	1.020%	3 Month EIBOR(1)	$(25,210)	$—	$(25,210)	Citigroup Global Markets
AUD	1,000	09/07/21	4.945%	6 Month BBSW(2)	64,158	—	64,158	Citigroup Global Markets
AUD	1,000	08/31/22	3.890%	6 Month BBSW(2)	(8,308)	—	(8,308)	Citigroup Global Markets
AUD	1,400	08/31/22	3.920%	6 Month BBSW(2)	(8,848)	—	(8,848)	Citigroup Global Markets
AUD	1,700	09/21/22	3.830%	6 Month BBSW(2)	(23,387)	—	(23,387)	Citigroup Global Markets
AUD	400	11/07/22	3.790%	6 Month BBSW(2)	(5,350)	—	(5,350)	Citigroup Global Markets
AUD	2,800	08/08/23	4.170%	6 Month BBSW(1)	(14,485)	—	(14,485)	Citigroup Global Markets
AUD	2,000	12/19/32	4.423%	6 Month BBSW(2)	(31,539)	—	(31,539)	Barclays Capital Group

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	43

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.)
AUD	650	03/15/43	4.755%	6 Month BBSW(2)	$10,782	$—	$10,782	Citigroup Global Markets
BRL	5,610	01/01/17	—	1 Day BZDIOVER(2)	(177,212)	—	(177,212)	Barclays Capital Group
BRL	8,819	01/01/17	—	1 Day BZDIOVER(2)	(135,541)	—	(135,541)	Hong Kong & Shanghai Bank
BRL	445	01/01/21	—	1 Day BZDIOVER(2)	(28,833)	—	(28,833)	Citigroup Global Markets
BRL	880	01/01/21	—	1 Day BZDIOVER(2)	(56,160)	—	(56,160)	Citigroup Global Markets
BRL	880	01/01/21	—	1 Day BZDIOVER(2)	(56,160)	—	(56,160)	Citigroup Global Markets
BRL	4,228	01/01/21	—	1 Day BZDIOVER(2)	31,309	—	31,309	Deutsche Bank AG
BRL	859	01/01/21	—	1 Day BZDIOVER(2)	19,880	—	19,880	Deutsche Bank AG
CAD	3,200	02/22/17	1.708%	3 Month Canadian Banker’s Acceptance(2)	14,106	—	14,106	Citigroup Global Markets
CAD	650	11/06/17	1.645%	3 Month Canadian Banker’s Acceptance(2)	(337)	—	(337)	Citigroup Global Markets
CAD	500	12/27/17	1.700%	3 Month Canadian Banker’s Acceptance(2)	(80)	—	(80)	Citigroup Global Markets
CAD	5,400	08/17/22	2.370%	3 Month Canadian Banker’s Acceptance(2)	(63,319)	—	(63,319)	Citigroup Global Markets
CAD	350	11/06/22	2.203%	3 Month Canadian Banker’s Acceptance(2)	(8,240)	—	(8,240)	Citigroup Global Markets
CAD	700	02/22/42	2.865%	3 Month Canadian Banker’s Acceptance(1)	57,835	—	57,835	Citigroup Global Markets
CHF	3,500	07/20/14	0.406%	3 Month CHF LIBOR(1)	3,632	—	3,632	Credit Suisse First Boston Corp.
CHF	1,000	03/01/22	1.030%	6 Month CHF LIBOR(2)	15,921	—	15,921	Credit Suisse First Boston Corp.
CLP	700,000	02/27/24	5.230%	6 Month CLICP(2)	22,458	—	22,458	Deutsche Bank AG
COP	6,500,000	04/25/16	3.710%	1 Day COLIBOR OIS(2)	(62,410)	—	(62,410)	BNP Paribas

See Notes to Financial Statements.

44

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.)
COP	3,300,000	11/19/18	5.380%	1 day COLIBOR OIS(2)	$21,170	$—	$21,170	Hong Kong & Shanghai Bank
COP	1,000,000	06/27/23	6.840%	1 day COLIBOR OIS(2)	57,642	—	57,642	Deutsche Bank AG
CZK	25,000	06/27/18	1.635%	6 month PRIBOR(2)	56,488	—	56,488	Hong Kong & Shanghai Bank
DKK	31,000	01/25/16	0.910%	6 month CIBOR(2)	40,077	—	40,077	Deutsche Bank AG
DKK	3,200	03/01/22	2.300%	6 month CIBOR(2)	29,843	—	29,843	Credit Suisse First Boston Corp.
EUR	3,000	07/20/14	0.406%	3 month EURIBOR(2)	11,964	—	11,964	Credit Suisse First Boston Corp.
EUR	3,000	08/19/14	1.065%	1 day EUR EONIA OIS(2)	38,267	—	38,267	Hong Kong & Shanghai Bank
EUR	10,000	12/10/14	0.035%	1 day EUR EONIA OIS(1)	18,616	—	18,616	Hong Kong & Shanghai Bank
EUR	1,000	12/16/16	1.210%	1 day EUR EONIA OIS(2)	41,827	—	41,827	Hong Kong & Shanghai Bank
EUR	5,500	12/10/17	0.452%	1 day EUR EONIA OIS(2)	35,974	—	35,974	Hong Kong & Shanghai Bank
EUR	1,200	01/14/18	0.628%	1 day EUR EONIA OIS(2)	18,458	—	18,458	Hong Kong & Shanghai Bank
EUR	600	07/27/22	1.772%	6 month EURIBOR(2)	31,115	—	31,115	Citigroup Global Markets
EUR	650	09/24/42	2.404%	6 month EURIBOR(2)	20,348	—	20,348	Citigroup Global Markets
EUR	850	03/27/43	2.327%	6 month EURIBOR(2)	(8,318)	—	(8,318)	Bank of America
GBP	500	08/01/16	2.060%	6 month GBP LIBOR(2)	19,155	—	19,155	Citigroup Global Markets
GBP	2,000	08/17/22	1.975%	3 month GBP LIBOR(2)	(98,710)	—	(98,710)	Bank of Nova Scotia
GBP	200	09/27/22	1.790%	3 month GBP LIBOR(2)	(16,190)	—	(16,190)	Hong Kong & Shanghai Bank
GBP	2,600	01/13/32	2.788%	6 month GBP LIBOR(2)	(200,432)	—	(200,432)	Barclays Capital Group
GBP	1,420	04/24/43	2.932%	6 month GBP LIBOR(2)	(154,246)	—	(154,246)	Hong Kong & Shanghai Bank
HKD	27,000	01/04/18	0.805%	3 month HIBOR(1)	79,403	—	79,403	Bank of America
HKD	25,000	07/29/18	1.625%	3 month HIBOR(2)	(12,553)	—	(12,553)	Hong Kong & Shanghai Bank

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	45

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.)
HKD	25,000	10/08/18	1.635%	3 month HIBOR(1)	$8,849	$—	$8,849	Hong Kong & Shanghai Bank
HKD	8,200	08/22/22	1.560%	3 month HIBOR(1)	78,878	—	78,878	Hong Kong & Shanghai Bank
HUF	620,000	11/19/18	4.290%	6 month BUBOR(2)	79,860	—	79,860	Credit Suisse First Boston Corp.
HUF	330,000	03/27/23	5.510%	6 month BUBOR(2)	110,739	—	110,739	Deutsche Bank AG
ILS	6,500	11/20/18	2.200%	3 month TELBOR(2)	44,488	—	44,488	Hong Kong & Shanghai Bank
ILS	3,200	03/06/23	3.525%	3 month TELBOR(2)	44,024	—	44,024	Deutsche Bank AG
ILS	4,200	06/27/23	3.730%	3 month TELBOR(2)	105,643	—	105,643	Credit Suisse First Boston Corp.
JPY	300,000	01/15/16	0.790%	Japan CPI(2)	(101,351)	—	(101,351)	Barclays Capital Group
JPY	60,000	02/02/21	1.265%	6 month YEN LIBOR(2)	32,009	—	32,009	Barclays Capital Group
JPY	96,000	02/16/21	1.365%	6 month YEN LIBOR(2)	57,456	—	57,456	Barclays Capital Group
JPY	50,000	06/02/21	1.200%	6 month YEN LIBOR(2)	25,390	—	25,390	Barclays Capital Group
JPY	45,000	06/16/21	1.170%	6 month YEN LIBOR(2)	21,634	—	21,634	Barclays Capital Group
JPY	40,000	06/28/21	1.123%	6 month YEN LIBOR(2)	17,714	—	17,714	Barclays Capital Group
JPY	30,000	07/22/21	1.090%	6 month YEN LIBOR(2)	12,369	—	12,369	Citigroup Global Markets
JPY	220,000	07/26/22	0.745%	6 month YEN LIBOR(2)	22,783	—	22,783	Barclays Capital Group
JPY	55,000	11/20/22	0.748%	6 month YEN LIBOR(2)	5,238	—	5,238	Barclays Capital Group
JPY	120,000	12/27/22	0.803%	6 month YEN LIBOR(2)	16,444	—	16,444	Hong Kong & Shanghai Bank
JPY	175,000	03/15/23	0.755%	6 month YEN LIBOR(2)	10,817	—	10,817	Barclays Capital Group
JPY	85,500	07/21/24	1.489%	6 month YEN LIBOR(2)	59,023	—	59,023	Citigroup Global Markets
JPY	60,000	07/04/26	1.603%	6 month YEN LIBOR(2)	44,566	—	44,566	Citigroup Global Markets

See Notes to Financial Statements.

46

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.)
JPY	70,000	08/02/26	1.534%	6 month YEN LIBOR(2)	$45,209	$—	$45,209	Citigroup Global Markets
JPY	300,000	09/03/27	1.290%	6 month YEN LIBOR(2)	74,366	—	74,366	Citigroup Global Markets
JPY	35,000	10/02/27	1.238%	6 month YEN LIBOR(2)	5,748	—	5,748	Barclays Capital Group
JPY	55,000	11/05/27	1.270%	6 month YEN LIBOR(2)	13,141	—	13,141	Barclays Capital Group
JPY	40,000	12/04/27	1.261%	6 month YEN LIBOR(2)	8,394	—	8,394	Citigroup Global Markets
JPY	40,000	12/14/27	1.235%	6 month YEN LIBOR(2)	6,737	—	6,737	Citigroup Global Markets
JPY	120,000	02/20/28	1.353%	6 month YEN LIBOR(2)	34,350	—	34,350	Deutsche Bank AG
JPY	200,000	04/16/28	1.235%	6 month YEN LIBOR(2)	19,914	—	19,914	Barclays Capital Group
JPY	110,000	08/18/31	1.750%	6 month YEN LIBOR(2)	61,790	—	61,790	Barclays Capital Group
JPY	25,000	08/30/31	1.750%	6 month YEN LIBOR(2)	13,901	—	13,901	Barclays Capital Group
JPY	240,000	01/18/32	1.638%	6 month YEN LIBOR(2)	85,278	—	85,278	Barclays Capital Group
JPY	30,000	11/05/32	1.563%	6 month YEN LIBOR(2)	5,661	—	5,661	Barclays Capital Group
JPY	160,000	11/14/32	2.390%	6 month YEN LIBOR(2)	14,612	—	14,612	Citigroup Global Markets
JPY	35,000	12/14/32	1.575%	6 month YEN LIBOR(2)	7,763	—	7,763	Citigroup Global Markets
JPY	40,000	07/09/42	1.705%	6 month YEN LIBOR(2)	153	—	153	Barclays Capital Group
JPY	20,000	10/02/42	1.659%	6 month YEN LIBOR(2)	(5,348)	—	(5,348)	Barclays Capital Group
JPY	70,000	01/28/43	1.955%	6 month YEN LIBOR(2)	32,247	—	32,247	JPMorgan Chase
JPY	137,500	05/21/43	2.003%	6 month YEN LIBOR(1)	(83,012)	—	(83,012)	Credit Suisse First Boston Corp.
JPY	45,000	05/28/43	2.088%	6 month YEN LIBOR(1)	(36,401)	—	(36,401)	Deutsche Bank AG
JPY	45,800	05/29/43	2.013%	6 month YEN LIBOR(1)	(28,566)	—	(28,566)	Morgan Stanley
JPY	100,000	06/03/43	1.970%	6 month YEN LIBOR(2)	51,685	—	51,685	JPMorgan Chase
MXN	45,000	12/02/15	5.090%	28 Day Mexican Interbank Rate(2)	56,114	—	56,114	Deutsche Bank AG

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	47

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.)
MXN	37,000	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	$98,353	$—	$98,353	Credit Suisse First Boston Corp.
MXN	15,700	04/28/23	5.100%	28 Day Mexican Interbank Rate(2)	(119,279)	—	(119,279)	Barclays Capital Group
MXN	17,500	04/09/42	7.890%	28 Day Mexican Interbank Rate(2)	56,287	—	56,287	Barclays Capital Group
NOK	13,500	11/07/17	2.550%	6 month NIBOR(2)	33,037	—	33,037	Citigroup Global Markets
NOK	4,500	11/07/22	3.190%	6 month NIBOR(2)	18,092	—	18,092	Citigroup Global Markets
NZD	3,200	08/18/16	4.173%	3 month BBR(2)	14,842	—	14,842	Citigroup Global Markets
NZD	1,480	03/26/17	3.810%	3 month BBR(2)	(12,253)	—	(12,253)	Hong Kong & Shanghai Bank
NZD	1,700	08/09/18	4.145%	3 month BBR(2)	(11,214)	—	(11,214)	Hong Kong & Shanghai Bank
NZD	1,320	09/25/22	3.790%	3 month BBR(2)	(77,955)	—	(77,955)	Citigroup Global Markets
NZD	910	08/09/23	4.653%	3 month BBR(2)	(8,318)	—	(8,318)	Hong Kong & Shanghai Bank
PLN	15,000	06/28/18	3.790%	6 month WIBOR(2)	191,960	—	191,960	Deutsche Bank AG
PLN	4,900	06/27/21	5.390%	6 month WIBOR(2)	230,829	—	230,829	UBS AG
PLN	5,700	04/12/22	5.030%	6 month WIBOR(2)	165,518	—	165,518	Hong Kong & Shanghai Bank
PLN	4,000	03/14/23	3.810%	6 month WIBOR(2)	(2,089)	—	(2,089)	Bank of America
PLN	4,100	03/18/23	3.660%	6 month WIBOR(2)	(18,301)	—	(18,301)	Hong Kong & Shanghai Bank
PLN	3,600	06/27/26	5.280%	6 month WIBOR(1)	(193,658)	—	(193,658)	UBS AG
PLN	4,100	04/12/27	4.810%	6 month WIBOR(1)	(112,591)	—	(112,591)	Hong Kong & Shanghai Bank
PLN	3,500	03/18/43	3.380%	6 month WIBOR(1)	115,419	—	115,419	Hong Kong & Shanghai Bank
RUB	70,000	04/10/23	7.470%	3 month MOSPRIME(2)	(242,358)	—	(242,358)	Deutsche Bank AG
SEK	25,000	05/10/16	1.363%	3 month STIBOR(2)	73,497	—	73,497	Royal Bank of Scotland Group PLC
SEK	3,700	02/27/22	2.520%	3 month STIBOR(2)	19,431	—	19,431	Citigroup Global Markets

See Notes to Financial Statements.

48

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.)
SEK	3,000	01/16/23	2.200%	3 month STIBOR(2)	$1,550	$—	$1,550	Barclays Capital Group
SGD	1,800	01/08/18	0.935%	6 month SOR(2)	(16,888)	—	(16,888)	Bank of America
THB	100,000	05/14/16	2.630%	3 month BIBOR(2)	31,893	—	31,893	Citigroup Global Markets
THB	50,000	12/20/17	3.230%	6 month BIBOR(2)	39,487	—	39,487	Bank of America
TWD	390,000	09/29/15	1.090%	3 month Secondary Market CP Bank Rate(1)	(22,617)	—	(22,617)	Bank of America
TWD	40,000	12/24/22	1.390%	3 month Secondary Market CP Bank Rate(1)	14,403	—	14,403	Hong Kong & Shanghai Bank
ZAR	55,000	06/25/18	7.440%	3 month JIBAR(2)	4,277	—	4,277	Hong Kong & Shanghai Bank
ZAR	17,000	11/15/23	8.085%	3 month JIBAR(2)	(7,728)	—	(7,728)	Credit Suisse First Boston Corp.
ZAR	5,000	09/03/33	8.970%	3 month JIBAR(2)	20,155	—	20,155	Hong Kong & Shanghai Bank
	5,000	07/12/14	0.518%	3 month LIBOR(2)	7,034	—	7,034	Bank of Nova Scotia
	9,600	03/08/15	0.383%	3 month LIBOR(2)	12,952	—	12,952	Deutsche Bank AG
	4,900	01/25/16	0.496%	3 month LIBOR(1)	(9,110)	—	(9,110)	Deutsche Bank AG
	3,100	02/24/17	1.192%	3 month LIBOR(1)	(31,064)	—	(31,064)	Citigroup Global Markets
	2,100	01/08/18	0.935%	3 month LIBOR(2)	(21,465)	—	(21,465)	Bank of America
	1,100	08/24/22	1.875%	3 month LIBOR(2)	(51,517)	—	(51,517)	Hong Kong & Shanghai Bank
	720	02/24/42	2.864%	3 month LIBOR(2)	(73,645)	—	(73,645)	Citigroup Global Markets

					$761,835	$—	$761,835

(1)	Fund pays the fixed rate and receives the floating rate
(2)	Fund pays the floating rate and receives the fixed
(3)	Fund pays the floating rate of 3 Month EURIBOR and receives the floating rate of 1 Month EURIBOR
#	Notional amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	49

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Forward rate agreements outstanding at April 30, 2014:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
CHF	70,400	07/30/14	(0.033)%	3 month CHF LIBOR(1)	$(5,181)	$—	$(5,181)	Credit Suisse First Boston Corp.

(1)	Fund pays the fixed rate and receives the floating rate
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Currency swap agreements outstanding at April 30, 2014:

Notional Amount (000)#	Fund Receives	Notional Amount (000)		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1,688	3 month LIBOR	EUR	1,300	3 month EURIBOR minus 30.50 bps	Barclays Capital Group	12/04/14	$(111,486)	$—	$(111,486)
326	3 month LIBOR	EUR	250	3 month EURIBOR minus 31.70 bps	Barclays Capital Group	12/14/15	(19,020)	—	(19,020)
1,986	3 month LIBOR plus 472 bps	EUR	1,500	6.750%	Citigroup Global Markets	07/28/14	(209,900)	(56,992)	(152,908)
1,333	3 month LIBOR plus 178 bps	EUR	1,000	7.500%	Citigroup Global Markets	10/14/14	(144,403)	(170,148)	25,745
1,364	3 month LIBOR plus 247 bps	EUR	1,000	7.500%	Citigroup Global Markets	10/14/14	(108,291)	(156,521)	48,230
778	3 month LIBOR plus 290 bps	EUR	600	7.500%	Citigroup Global Markets	10/14/14	(103,999)	(87,625)	(16,374)
1,294	3 month LIBOR	EUR	1,000	3 month EURIBOR minus 28.75 bps	Citigroup Global Markets	10/15/14	(91,515)	—	(91,515)
808	3 month LIBOR plus 623 bps	JPY	62,000	5.500%	Citigroup Global Markets	12/15/14	207,559	(12)	207,571
494	3 month LIBOR plus 390 bps	EUR	400	5.000%	Citigroup Global Markets	03/18/15	(68,014)	(14,732)	(53,282)
2,105	3 month LIBOR plus 190 bps	CHF	2,000	2.625%	Citigroup Global Markets	05/12/15	(238,227)	(78,305)	(159,922)
307	3 month LIBOR plus 333 bps	JPY	24,000	4.500%	Citigroup Global Markets	06/08/15	69,670	(12,096)	81,766
257	3 month LIBOR plus 313 bps	JPY	20,000	4.500%	Citigroup Global Markets	06/08/15	53,893	(11,240)	65,133
1,246	3 month LIBOR plus 498 bps	JPY	100,000	4.500%	Citigroup Global Markets	06/08/15	257,750	62	257,688
690	3 month LIBOR plus 197 bps	EUR	500	3.750%	Citigroup Global Markets	10/12/15	(32,501)	(16,600)	(15,901)
649	3 month LIBOR plus 225 bps	EUR	500	3.750%	Citigroup Global Markets	10/12/15	(72,467)	(16,422)	(56,045)

See Notes to Financial Statements.

50

Notional Amount (000)#	Fund Receives	Notional Amount (000)		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
582	3 month LIBOR plus 412 bps	EUR	480	4.500%	Citigroup Global Markets	11/30/15	$(98,108)	$(5,471)	$(92,637)
263	3 month LIBOR	EUR	200	3 month EURIBOR minus 30.00 bps	Citigroup Global Markets	12/18/15	(12,911)	—	(12,911)
651	3 month LIBOR plus 310 bps	EUR	500	3.625%	Citigroup Global Markets	02/01/16	(47,837)	43	(47,880)
303	3 month LIBOR plus 272 bps	EUR	227	4.500%	Citigroup Global Markets	04/05/16	(22,016)	(15,773)	(6,243)
651	3 month LIBOR plus 273 bps	EUR	500	4.500%	Citigroup Global Markets	04/05/16	(64,712)	(22,723)	(41,989)
960	3 month LIBOR plus 218 bps	EUR	700	4.500%	Citigroup Global Markets	04/15/16	(50,098)	—	(50,098)
1,111	3 month LIBOR plus 451 bps	JPY	92,000	3.700%	Citigroup Global Markets	11/14/16	248,417	66	248,351
327	3 month LIBOR plus 156 bps	CHF	300	2.875%	Citigroup Global Markets	11/23/16	(29,139)	(22,679)	(6,460)
325	3 month LIBOR plus 158 bps	CHF	300	2.875%	Citigroup Global Markets	11/23/16	(31,197)	(27,045)	(4,152)
1,605	3 month LIBOR plus 432 bps	JPY	125,000	3.450%	Citigroup Global Markets	03/24/17	462,316	38,560	423,756
122	3 month LIBOR plus 208 bps	EUR	100	4.250%	Citigroup Global Markets	07/14/17	(29,747)	(11,428)	(18,319)
244	3 month LIBOR plus 220 bps	EUR	200	4.250%	Citigroup Global Markets	07/14/17	(59,288)	(20,832)	(38,456)
1,111	3 month LIBOR plus 265 bps	CHF	1,000	2.625%	Credit Suisse First Boston Corp.	05/12/15	(48,572)	(25,901)	(22,671)
567	3 month LIBOR plus 510 bps	CHF	500	4.000%	Credit Suisse First Boston Corp.	05/20/16	(3,930)	676	(4,606)
12,789	3 month LIBOR	EUR	9,645	3 month EURIBOR minus 26.00 bps	Deutsche Bank AG	01/25/15	(569,772)	—	(569,772)
293	3 month LIBOR	EUR	220	3 month EURIBOR minus 25.75 bps	Hong Kong & Shanghai Bank	01/17/15	(11,391)	—	(11,391)
107	3 month LIBOR	CHF	100	3 month CHFLIBOR minus 29.00 bps	Hong Kong & Shanghai Bank	04/24/15	(6,379)	—	(6,379)
461	3 month LIBOR	EUR	350	3 month EURIBOR minus 30.25 bps	Hong Kong & Shanghai Bank	12/19/15	(22,391)	—	(22,391)
114	3 month CHF LIBOR minus 13.30 bps	CHF	100	3 month LIBOR	Hong Kong & Shanghai Bank	03/21/16	927	—	927
TRY 4,800	7.700%		2,500	3 month LIBOR	Hong Kong & Shanghai Bank	07/19/18	(225,088)	—	(225,088)

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	51

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Notional Amount (000)#	Fund Receives	Notional Amount (000)		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
TRY 7,729	8.820%		3,800	3 month LIBOR	Hong Kong & Shanghai Bank	09/04/18	$(10,422)	$—	$(10,422)
635	3 month LIBOR	EUR	500	3 month EURIBOR minus 31.25 bps	JPMorgan Chase	11/15/14	(56,894)	—	(56,894)
147	3 month LIBOR plus 398 bps	EUR	120	4.500%	JPMorgan Chase	11/30/15	(23,215)	(2,177)	(21,038)

							$(1,322,398)	$(735,315)	$(587,083)

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures. The following is a summary of the inputs used as of April 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds	$—	$162,245,484	$5,197,044
Asset-Backed Securities
Collateralized Debt Obligations	—	960,379	—
Collateralized Loan Obligations	—	3,648,940	6,615,650
Residential Mortgage-Backed Securities	—	21,064,056	—
Bank Loans	—	2,621,040	675,356
Commercial Mortgage-Backed Securities	—	5,314,471	—
Corporate Bonds	—	31,150,752	668,300
Municipal Bonds	—	3,980,618	—
U.S. Treasury Obligations	—	13,945,481	—
Preferred Stock	109,040	—	—
Affiliated Money Market Mutual Fund	450,711	—	—
Options Purchased	—	304,582	—

See Notes to Financial Statements.

52

	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures Contracts	$252,227	$—	$—
Forward Foreign Currency Exchange Contracts	—	358,213	—
Credit Default Swap Agreements	—	3,031,188	—
Interest Rate Swap Agreements	—	611,711	56,287
Forward Rate Agreements	—	(5,181)	—
Currency Swap Agreements	—	(587,083)	—

Total	$811,978	$248,644,651	$13,212,637

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Foreign Bonds	Collateralized Loan Obligations	Bank Loans	Corporate Bonds	Interest Rate Swaps		Forward Rate Agreements
Balance as of 10/31/13	$5,027,381	$—	$636,555	$670,317	$(1,075)		$19,543
Realized gain (loss)	—	—	—	—	—	**	—	**
Change in unrealized appreciation (depreciation)***	110,108	—	34,972	23,593	57,362		(19,543)
Purchases	—	6,615,650	—	—	—		—
Sales	—	—	—	(25,610)	—		—
Accrued discount/premium	59,555	—	3,829	—	—		—
Transfers into Level 3	—	—	—	—	—		—
Transfers out of Level 3	—	—	—	—	—		—

Balance as of 04/30/14	$5,197,044	$6,615,650	$675,356	$668,300	$56,287		$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	The realized loss incurred during the period for other financial instruments was $(96,273).
***	Of which, $226,035 was included in Net Assets relating to securities held at the reporting period end.

Included in the table above, under Level 3, are securities that were fair valued using pricing methodologies approved by the Board of Directors, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	53

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 securities are outlined in the table below.

	Fair Value April 30, 2014	Valuation Methodologies	Unobservable Input(s)	Range (Weighted Average)
Foreign Bonds	$5,197,044	Market Approach	Broker quote	$0.96 - $68.00 ($25.96)
Collateralized Loan Obligations	6,615,650	Market Approach	Broker quote	$95.70 - $99.00 ($96.60)
Bank Loan	675,356	Market Approach	Broker quote	$168.84
Corporate Bonds	668,300	Market Approach	Broker quote	$107.75 - $117.75 ($112.33)
Interest Rate Swap	56,287	Model Pricing	Volatility curves	$0.32

Total	$13,212,637

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2014 was as follows:

Sovereign Bonds	58.4%
Residential Mortgage-Backed Securities	8.3
Banking	5.5
U.S. Treasury Obligations	5.5
Collateralized Loan Obligations	4.0
Foreign Agencies	2.3
Commercial Mortgage-Backed Securities	2.1
Municipal Bonds	1.5
Cable	1.3
Technology	1.3
Metals	1.1
Media & Entertainment	0.9
Electric	0.8
Capital Goods	0.7
Telecommunications	0.7
Insurance	0.6
Non-Captive Finance	0.6
Brokerage	0.5
Foods	0.5
Building Materials & Construction	0.4
Chemicals	0.4
Collateralized Debt Obligations	0.4
Energy—Integrated	0.4%
Healthcare & Pharmaceutical	0.4
Paper	0.4
Airlines	0.3
Consumer	0.3
Pipelines & Other	0.3
Retailers	0.3
Aerospace & Defense	0.2
Affiliated Money Market Mutual Fund	0.2
Financials	0.2
Gaming	0.2
Energy—Other	0.1
Options Purchased	0.1
Packaging	0.1
Railroads	0.1
Real Estate Investment Trust	0.1
Tobacco	0.1

101.6
Liabilities in excess of other assets	(1.6)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

54

Fair values of derivative instruments as of April 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker— variation margin	$905,709	*	Due from broker— variation margin	$747,319	*
Interest rate contracts	Premiums paid for swap agreements	39,407		Premiums received for swap agreements	774,722
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	4,603,598		Unrealized depreciation on over-the-counter swap agreements	4,428,846
Interest rate contracts	—	—		Unrealized depreciation on forward rate agreements	5,181
Interest rate contracts	Unaffiliated investments	274,324		—	—
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	1,364,708		Unrealized depreciation on foreign currency exchange contracts	1,006,495
Foreign exchange contracts	Unaffiliated investments	30,258		—	—
Credit contracts	Premiums paid for swap agreements	66,518		Premiums received for swap agreements	3,936,814
Credit contracts	—	—		Due to broker—variation margin	64,702	*
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	3,193,033		Unrealized depreciation on over-the-counter swap agreements	97,143

Total		$10,477,555			$11,061,222

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	55

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward Rate Agreements	Forward Currency Contracts**	Swaps	Total
Credit contracts	$—	$—	$—	$—	$—	$417,535	$417,535
Foreign exchange contracts	—	—	—	—	(1,529,916)	—	(1,529,916)
Interest rate contracts	(54,741)	(201)	577,193	16,800	—	298,985	838,036

Total	$(54,741)	$(201)	$577,193	$16,800	$(1,529,916)	$716,520	$(274,345)

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
**	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Futures	Forward Rate Agreements	Swaps	Forward Currency Contracts**	Total
Interest rate contracts	$37,703	$137,830	$(24,724)	$(857,770)	$—	$(706,961)
Foreign exchange contracts	(181,867)	—	—	—	363,521	181,654
Credit contracts	—	—	—	170,905	—	170,905

Total	$(144,164)	$137,830	$(24,724)	$(686,865)	$363,521	$(354,402)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
**	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

See Notes to Financial Statements.

56

For the six months ended April 30, 2014, the Fund’s average volume of derivative activities are as follows:

Options Purchased (Cost)	Futures Long Positions (Value at Trade Date)	Futures Short Positions (Value at Trade Date)	Forward Currency Contracts— Purchased (Value at Settlement Date Payable)	Forward Currency Contracts— Sold (Value at Settlement Date Receivable)
$166,657	$40,151,285	$30,933,885	$244,795,985	$164,974,614

Forward Rate Agreements (Notional Amount in USD (000))	Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))	Currency Swaps (Notional Amount in USD (000))
$145,320	$461,414	$16,413	$54,267	$45,814

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$159,240	$(159,240)	$—	$—
Bank of Nova Scotia	7,034	(7,034)	—	—
Barclays Capital Group	1,425,718	(1,425,718)	—	—
BNP Paribas	123,921	(84,226)	—	39,695
Citigroup Global Markets	3,095,212	(2,717,909)	(976,522)	—
Credit Suisse First Boston Corp.	539,830	(281,172)	—	258,658
Deutsche Bank AG	801,860	(801,860)	—	—
Goldman Sachs & Co.	224,719	(224,719)	—	—
Hong Kong & Shanghai Bank	1,630,450	(1,630,450)	—	—

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	57

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
JPMorgan Chase	$399,537	$(399,537)	$—	$—
Morgan Stanley	120,390	(120,390)	—	—
Royal Bank of Scotland Group PLC	73,497	—	—	73,497
Toronto Dominion	73,441	(9,948)	—	63,493
UBS AG	896,997	(824,339)	(230,291)	—

	$9,571,846

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$(290,555)	$159,240	$—	$(131,315)
Bank of Nova Scotia	(98,710)	7,034	50,722	(40,954)
Barclays Capital Group	(1,705,233)	1,425,718	1,741,972	—
BNP Paribas	(84,226)	84,226	—	—
Citigroup Global Markets	(2,717,909)	2,717,909	—	—
Credit Suisse First Boston Corp.	(281,172)	281,172	—	—
Deutsche Bank AG	(1,339,743)	801,860	259,996	(277,887)
Goldman Sachs & Co.	(271,780)	224,719	—	(47,061)
Hong Kong & Shanghai Bank	(1,992,569)	1,630,450	708,143	—
JPMorgan Chase	(437,198)	399,537	—	(37,661)
Morgan Stanley	(195,819)	120,390	217,090	—
Royal Bank of Scotland Group PLC	—	—	—	—
Toronto Dominion	(9,948)	9,948	—	—
UBS AG	(824,339)	824,339	—	—

	$(10,249,201)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Fund. Such amounts are applied up to 100% of the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

58

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

SEMIANNUAL REPORT • APRIL 30, 2014

Prudential Global Total Return Fund, Inc.

Statement of Assets and Liabilities

as of April 30, 2014 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $242,785,249)	$258,501,193
Affiliated Investments (cost $450,711)	450,711
Cash	10,989
Foreign currency, at value (cost $573,132)	578,547
Receivable for investments sold	8,289,368
Unrealized appreciation on over-the-counter swap agreements	7,796,631
Dividends and interest receivable	3,562,557
Unrealized appreciation on forward foreign currency exchange contracts	1,364,708
Receivable for Fund shares sold	1,216,560
Premium paid for swap agreements	105,925
Tax reclaim receivable	37,891
Due from broker—variation margin	35,740
Prepaid expenses	1,125

Total assets	281,951,945

Liabilities
Payable for investments purchased	14,939,789
Premium received for swap agreements	4,711,536
Unrealized depreciation on over-the-counter swap agreements	4,525,989
Payable for Fund shares reacquired	1,127,099
Unrealized depreciation on forward foreign currency exchange contracts	1,006,495
Accrued expenses	259,454
Dividends payable	200,266
Management fee payable	135,265
Distribution fee payable	61,517
Affiliated transfer agent fee payable	15,643
Unrealized depreciation on forward rate agreements	5,181

Total liabilities	26,988,234

Net Assets	$254,963,711

Net assets were comprised of:
Common stock, at par	$362,389
Paid-in capital in excess of par	250,073,636

250,436,025
Distributions in excess of net investment income	(9,480,651)
Accumulated net realized loss on investment and foreign currency transactions	(5,397,433)
Net unrealized appreciation on investments and foreign currencies	19,405,770

Net assets, April 30, 2014	$254,963,711

See Notes to Financial Statements.

60

Class A
Net asset value and redemption price per share ($156,199,696 ÷ 22,217,505 shares of common stock issued and outstanding)	$7.03
Maximum sales charge (4.50% of offering price)	0.33

Maximum offering price to public	$7.36

Class B
Net asset value, offering price and redemption price per share ($6,821,467 ÷ 970,244 shares of common stock issued and outstanding)	$7.03

Class C
Net asset value, offering price and redemption price per share ($29,114,316 ÷ 4,148,643 shares of common stock issued and outstanding)	$7.02

Class Q
Net asset value, offering price and redemption price per share ($256,129 ÷ 35,980 shares of common stock issued and outstanding)	$7.12

Class Z
Net asset value, offering price and redemption price per share ($62,572,103 ÷ 8,866,501 shares of common stock issued and outstanding)	$7.06

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	61

Statement of Operations

Six Months Ended April 30, 2014 (Unaudited)

Net Investment Income
Income
Interest income (net of foreign withholding taxes of $747)	$5,050,771
Unaffiliated dividend income	3,937
Affiliated dividend income	2,827

Total income	5,057,535

Expenses
Management fee	793,022
Distribution fee—Class A	230,647
Distribution fee—Class B	33,456
Distribution fee—Class C	144,520
Transfer agent’s fees and expenses (including affiliated expense of $19,700)	181,000
Custodian’s fees and expenses	155,000
Registration fees	43,000
Shareholders’ reports	41,000
Audit fee	30,000
Legal fees and expenses	12,000
Directors’ fees	9,000
Insurance	2,000
Loan interest expense	14
Miscellaneous	10,096

Total expenses	1,684,755
Less: Distribution fee waiver—Class A	(38,441)

Net expenses	1,646,314

Net investment income	3,411,221

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	2,296,752
Futures transactions	577,193
Options written transactions	(201)
Forward rate agreement transactions	16,800
Swap agreements transactions	716,520
Foreign currency transactions	(1,400,110)

2,206,954

Net change in unrealized appreciation (depreciation) on:
Investments	3,633,778
Futures contracts	137,830
Swap agreements	(686,865)
Foreign currencies	326,845
Forward rate agreements	(24,724)

3,386,864

Net gain on investment and foreign currency transactions	5,593,818

Net Increase In Net Assets Resulting From Operations	$9,005,039

See Notes to Financial Statements.

62

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2014	Year Ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income	$3,411,221	$8,952,802
Net realized gain (loss) on investment and foreign currency transactions	2,206,954	(8,304,888)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,386,864	(3,174,519)

Net increase (decrease) in net assets resulting from operations	9,005,039	(2,526,605)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(3,276,397)	(4,568,804)
Class B	(117,391)	(151,647)
Class C	(508,786)	(748,588)
Class Q	(2,972)	(354)
Class Z	(1,224,721)	(2,160,989)

	(5,130,267)	(7,630,382)

Tax return of capital distributions
Class A	—	(2,917,322)
Class B	—	(96,831)
Class C	—	(477,997)
Class Q	—	(226)
Class Z	—	(1,379,858)

	—	(4,872,234)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	40,576,080	123,867,983
Net asset value of shares issued in reinvestment of dividends and distributions	3,946,288	9,379,824
Cost of shares reacquired	(49,919,073)	(162,525,904)

Net decrease in net assets from Fund share transactions	(5,396,705)	(29,278,097)

Total decrease	(1,521,933)	(44,307,318)

Net Assets:
Beginning of period	256,485,644	300,792,962

End of period	$254,963,711	$256,485,644

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	63

Notes to Financial Statements

(Unaudited)

Prudential Global Total Return Fund, Inc. (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund’s investment objective is to seek total return, made up of current income and capital appreciation. The Fund is a non-diversified fund.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

64

In the event there is no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition

Prudential Global Total Return Fund, Inc.	65

Notes to Financial Statements

(Unaudited) continued

and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

66

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Prudential Global Total Return Fund, Inc.	67

Notes to Financial Statements

(Unaudited) continued

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearing house acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the

68

current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund entered into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange-traded swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for

Prudential Global Total Return Fund, Inc.	69

Notes to Financial Statements

(Unaudited) continued

the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into credit default swaps to provide a measure of protection against issuer default. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed

70

securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Inflation Swaps: The Fund may enter into inflation swap agreements to provide a measure of protection against the effect of inflation on yield. Inflation swap agreements involve two parties exchanging cash flows at a later date at rates related to inflation indices.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to

Prudential Global Total Return Fund, Inc.	71

Notes to Financial Statements

(Unaudited) continued

time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2014, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

72

Forward currency contracts, forward rate agreements, written options, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares dividends from net investment income daily and payment is made monthly. Distributions from net realized capital and currency gains, if any, are paid annually. Foreign currency losses may reduce the amount of dividends of net investment income. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

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Notes to Financial Statements

(Unaudited) continued

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. The management fee paid to PI is accrued daily and payable monthly at an annual rate of .65% of the Fund’s average daily net assets up to $1 billion and .60% of such assets in excess of $1 billion. The effective management fee rate was .65% for the six months ended April 30, 2014.

PI has voluntarily agreed to reimburse the Fund in order to limit operating expenses (excluding distribution and service (12b-1) fees, interest, taxes, brokerage commissions and certain extraordinary expenses) to 1.10% of the Fund’s average daily net assets. For the six months ended April 30, 2014, the Fund did not exceed the 1.10% expense limit.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund. Pursuant to the Class A, B and C plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B, and C shares, respectively. Through February 28, 2015, PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $67,186 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2014. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

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PIMS has advised the Fund that for the six months ended April 30, 2014, it received $39, $8,718 and $4,971 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for six months ended April 30, 2014, were $56,438,502 and $63,078,766, respectively.

Transactions in options written during the six months ended April 30, 2014, were as follows:

	Notional Amount	Premiums Received
Options outstanding at October 31, 2013	$—	$—
Options written	44	4,025
Options terminated in closing purchase transactions	(44)	(4,025)
Options expired	—	—

Options outstanding at April 30, 2014	$—	$—

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Notes to Financial Statements

(Unaudited) continued

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2014 were as follows:

Tax Basis	$253,079,347

Appreciation	10,441,644
Depreciation	(4,569,087)

Net Unrealized Appreciation	$5,872,557

The book basis may differ from tax basis due to certain tax related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended October 31, 2012 and October 31, 2013 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before October 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $2,042,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended October 31, 2013. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of October 31, 2013, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2016	$2,537,000
Expiring 2017	2,476,000

$5,013,000

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

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Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although the CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 2 billion authorized shares of common stock at $.01 par value per share, designated Class A, Class B, Class C, Class Q and Class Z, each of which consists of 500 million, 200 million, 400 million, 400 million and 500 million authorized shares, respectively.

As of April 30, 2014, Prudential Financial, Inc. through its affiliates owned 1,582 Class Q shares of the Fund.

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Notes to Financial Statements

(Unaudited) continued

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2014:
Shares sold	2,430,028	$16,709,872
Shares issued in reinvestment of dividends and distributions	381,800	2,622,126
Shares reacquired	(3,847,652)	(26,446,601)

Net increase (decrease) in shares outstanding before conversion	(1,035,824)	(7,114,603)
Shares issued upon conversion from Class B and Class Z	18,378	126,089
Shares reacquired upon conversion into Class Z	(54,978)	(374,279)

Net increase (decrease) in shares outstanding	(1,072,424)	$(7,362,793)

Year ended October 31, 2013:
Shares sold	7,776,808	$55,202,078
Shares issued in reinvestment of dividends and distributions	850,609	5,921,669
Shares reacquired	(9,817,174)	(68,048,037)

Net increase (decrease) in shares outstanding before conversion	(1,189,757)	(6,924,290)
Shares issued upon conversion from Class B and Class Z	98,172	685,544
Shares reacquired upon conversion into Class Z	(178,014)	(1,255,113)

Net increase (decrease) in shares outstanding	(1,269,599)	$(7,493,859)

Class B
Six months ended April 30, 2014:
Shares sold	43,542	$299,471
Shares issued in reinvestment of dividends and distributions	11,411	78,366
Shares reacquired	(95,071)	(650,537)

Net increase (decrease) in shares outstanding before conversion	(40,118)	(272,700)
Shares reacquired upon conversion into Class A	(13,646)	(93,829)

Net increase (decrease) in shares outstanding	(53,764)	$(366,529)

Year ended October 31, 2013:
Shares sold	361,917	$2,568,479
Shares issued in reinvestment of dividends and distributions	23,697	164,818
Shares reacquired	(246,478)	(1,709,180)

Net increase (decrease) in shares outstanding before conversion	139,136	1,024,117
Shares reacquired upon conversion into Class A	(51,536)	(360,766)

Net increase (decrease) in shares outstanding	87,600	$663,351

78

Class C	Shares	Amount
Six months ended April 30, 2014:
Shares sold	546,576	$3,753,016
Shares issued in reinvestment of dividends and distributions	56,711	388,577
Shares reacquired	(944,539)	(6,447,696)

Net increase (decrease) in shares outstanding before conversion	(341,252)	(2,306,103)
Shares reacquired upon conversion into Class Z	(61,314)	(417,128)

Net increase (decrease) in shares outstanding	(402,566)	$(2,723,231)

Year ended October 31, 2013:
Shares sold	2,066,356	$14,676,434
Shares issued in reinvestment of dividends and distributions	130,054	903,558
Shares reacquired	(2,239,727)	(15,455,462)

Net increase (decrease) in shares outstanding before conversion	(43,317)	124,530
Shares reacquired upon conversion into Class Z	(131,719)	(916,464)

Net increase (decrease) in shares outstanding	(175,036)	$(791,934)

Class Q
Six months ended April 30, 2014:
Shares sold	154,441	$1,072,981
Shares issued in reinvestment of dividends and distributions	426	2,972
Shares reacquired	(127,751)	(887,444)

Net increase (decrease) in shares outstanding	27,116	$188,509

Year ended October 31, 2013:
Shares sold	7,304	$50,103
Shares issued in reinvestment of dividends and distributions	83	580

Net increase (decrease) in shares outstanding	7,387	$50,683

Class Z
Six months ended April 30, 2014:
Shares sold	2,703,381	$18,740,740
Shares issued in reinvestment of dividends and distributions	123,911	854,247
Shares reacquired	(2,254,046)	(15,486,795)

Net increase (decrease) in shares outstanding before conversion	573,246	4,108,192
Shares issued upon conversion from Class A and Class C	115,752	791,407
Shares reacquired upon conversion into Class A	(4,710)	(32,260)

Net increase (decrease) in shares outstanding	684,288	$4,867,339

Year ended October 31, 2013:
Shares sold	7,203,534	$51,370,889
Shares issued in reinvestment of dividends and distributions	340,851	2,389,199
Shares reacquired	(11,117,481)	(77,313,225)

Net increase (decrease) in shares outstanding before conversion	(3,573,096)	(23,553,137)
Shares issued upon conversion from Class A and Class C	308,419	2,171,577
Shares reacquired upon conversion into Class A	(46,453)	(324,778)

Net increase (decrease) in shares outstanding	(3,311,130)	$(21,706,338)

Prudential Global Total Return Fund, Inc.	79

Notes to Financial Statements

(Unaudited) continued

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 5, 2013, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended April 30, 2014. The average daily balance for the 2 days that the Fund had loans outstanding during the period was approximately $183,500, borrowed at a weighted average interest rate of 1.41%. At April 30, 2014, the Fund did not have an outstanding loan amount.

80

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$6.92		$7.21	$6.99	$7.42	$7.20	$5.76
Income (loss) from investment operations:
Net investment income	.10		.21	.22	.23	.27	.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.15		(.21)	.31	.05	.66	1.46
Total from investment operations	.25		- (d)	.53	.28	.93	1.76
Less Dividends and Distributions:
Dividends from net investment income*	(.14)		(.18)	(.28)	(.71)	(.71)	(.32)
Tax return of capital distributions	-		(.11)	(.03)	-	-	-
Total dividends and distributions	(.14)		(.29)	(.31)	(.71)	(.71)	(.32)
Net asset value, end of period	$7.03		$6.92	$7.21	$6.99	$7.42	$7.20
Total Return(b):	3.75%		.07%	7.86%	4.60%	14.25%	31.42%

Ratios/Supplemental Data:
Net assets, end of period (000)	$156,200		$161,099	$176,970	$154,056	$123,507	$114,554
Average net assets (000)	$155,035		$180,342	$162,268	$125,292	$112,110	$103,462
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.30%	(e)	1.23%	1.31%	1.35%	1.35%	1.35%
Expenses before waivers and/or expense reimbursement	1.35%	(e)	1.28%	1.36%	1.44%	1.47%	1.56%
Net investment income	2.85%	(e)	2.99%	3.17%	3.28%	3.97%	4.78%
Portfolio turnover rate	33%	(f)	79%	97%	203%	117%	164%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

(f) Not annualized.

* Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	81

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$6.92		$7.21	$6.99	$7.41	$7.19	$5.76
Income (loss) from investment operations:
Net investment income	.07		.16	.17	.17	.22	.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.16		(.21)	.30	.06	.66	1.45
Total from investment operations	.23		(.05)	.47	.23	.88	1.70
Less Dividends and Distributions:
Dividends from net investment income*	(.12)		(.13)	(.22)	(.65)	(.66)	(.27)
Tax return of capital distributions	-		(.11)	(.03)	-	-	-
Total dividends and distributions	(.12)		(.24)	(.25)	(.65)	(.66)	(.27)
Net asset value, end of period	$7.03		$6.92	$7.21	$6.99	$7.41	$7.19
Total Return(b):	3.37%		(.68)%	7.06%	3.86%	13.40%	30.25%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,821		$7,084	$6,748	$5,018	$3,312	$2,920
Average net assets (000)	$6,746		$7,299	$5,744	$3,465	$3,082	$2,927
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.05%	(d)	1.98%	2.06%	2.10%	2.10%	2.10%
Expenses before waivers and/or expense reimbursement	2.05%	(d)	1.98%	2.06%	2.14%	2.17%	2.26%
Net investment income	2.10%	(d)	2.25%	2.40%	2.52%	3.23%	4.03%
Portfolio turnover rate	33%	(e)	79%	97%	203%	117%	164%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Annualized.

(e) Not annualized.

* Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

82

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$6.90		$7.19	$6.97	$7.39	$7.17	$5.74
Income (loss) from investment operations:
Net investment income	.07		.16	.17	.17	.23	.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.17		(.21)	.31	.07	.67	1.45
Total from investment operations	.24		(.05)	.48	.24	.90	1.72
Less Dividends and Distributions:
Dividends from net investment income*	(.12)		(.13)	(.23)	(.66)	(.68)	(.29)
Tax return of capital distributions	-		(.11)	(.03)	-	-	-
Total dividends and distributions	(.12)		(.24)	(.26)	(.66)	(.68)	(.29)
Net asset value, end of period	$7.02		$6.90	$7.19	$6.97	$7.39	$7.17
Total Return(b):	3.52%		(.68)%	7.08%	4.00%	13.75%	30.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,114		$31,424	$33,988	$19,408	$6,180	$4,236
Average net assets (000)	$29,143		$36,071	$27,739	$10,010	$4,563	$3,467
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.05%	(e)	1.98%	2.06%	2.05%	1.85%	1.85%
Expenses before waivers and/or expense reimbursement	2.05%	(e)	1.98%	2.06%	2.14%	2.17%	2.26%
Net investment income	2.11%	(e)	2.24%	2.39%	2.56%	3.45%	4.28%
Portfolio turnover rate	33%	(f)	79%	97%	203%	117%	164%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through February 28, 2011.

(e) Annualized.

(f) Not annualized.

* Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	83

Financial Highlights

(Unaudited) continued

Class Q Shares
	Six Months Ended April 30,		Year Ended October 31,	February 3, 2012(d) through October 31,
	2014		2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$6.94		$7.23	$6.97
Income from investment operations:
Net investment income	.14		.24	.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.20		(.21)	.28
Total from investment operations	.34		.03	.46
Less Dividends and Distributions:
Dividends from net investment income	(.16)		(.21)	(.19)
Tax return of capital distributions	-		(.11)	(.01)
Total dividends and distributions	(.16)		(.32)	(.20)
Net asset value, end of period	$7.12		$6.94	$7.23
Total Return(b):	4.97%		.46%	6.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$256		$62	$11
Average net assets (000)	$108		$13	$10
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.07%	(e)	.85%	.92%	(e)
Expenses before waivers and/or expense reimbursement	1.07%	(e)	.85%	.92%	(e)
Net investment income	4.13%	(e)	3.48%	3.42%	(e)
Portfolio turnover rate	33%	(f)	79%	97%	(f)

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Commencement of offering.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

84

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$6.94		$7.23	$7.01	$7.44	$7.22	$5.78
Income (loss) from investment operations:
Net investment income	.11		.22	.23	.22	.28	.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.16		(.20)	.31	.08	.67	1.45
Total from investment operations	.27		.02	.54	.30	.95	1.77
Less Dividends and Distributions:
Dividends from net investment income*	(.15)		(.20)	(.29)	(.73)	(.73)	(.33)
Tax return of capital distributions	-		(.11)	(.03)	-	-	-
Total dividends and distributions	(.15)		(.31)	(.32)	(.73)	(.73)	(.33)
Net asset value, end of period	$7.06		$6.94	$7.23	$7.01	$7.44	$7.22
Total Return(b):	4.01%		.31%	8.10%	4.87%	14.49%	31.62%

Ratios/Supplemental Data:
Net assets, end of period (000)	$62,572		$56,817	$83,077	$42,330	$4,978	$3,141
Average net assets (000)	$54,990		$81,390	$58,999	$12,813	$3,507	$1,942
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.04%	(d)	.98%	1.06%	1.10%	1.10%	1.10%
Expenses before waivers and/or expense reimbursement	1.04%	(d)	.98%	1.06%	1.14%	1.17%	1.26%
Net investment income	3.08%	(d)	3.18%	3.37%	3.50%	4.25%	5.03%
Portfolio turnover rate	33%	(e)	79%	97%	203%	117%	164%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Annualized.

(e) Not annualized.

* Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	85

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer and Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Global Total Return Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.

SHARE CLASS	A	B	C	Q	Z
NASDAQ	GTRAX	PBTRX	PCTRX	PGTQX	PZTRX
CUSIP	74439A103	74439A202	74439A301	74439A509	74439A400

MF169E2    0263057-00001-00

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

	(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

	(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits

	(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Global Total Return Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 19, 2014

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 19, 2014